SEC Registration Nos.
                                                     811-3416 and 2-76510

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

                             The Calvert Fund
            (Exact Name of Registrant as Specified in Charter)

                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4800

                        William M. Tartikoff, Esq.
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)


This filing will become effective on ______ __, 1996 pursuant to Rule 488.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance on Rule 24f-2. A Rule 24f-2 Notice for the Income Fund and U.S. Government Fund Series of Registrant's fiscal year ended September 30, 1995 was filed with the Commission on November 29, 1995. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A.

                             The Calvert Fund

                          Cross Reference Sheet


Item number                         Part A

         1.                         Cover Page
         2.                         Table of Contents
         3.                         Synopsis
         4.                         Synopsis; Reasons for the
                                    Reorganization; Proposed Transaction;
                                    Tax Consequences; Information about
                                    the Reorganization; Comparative
                                    Information on Shareholder Rights;
                                    Information about the Funds
         5. Synopsis; Comparison of Investment Policies; Information about the Funds; Investment Objectives and Policies; Advisory Fees, Distribution Fees and Expense Ratios; Purchases; Exchange Privileges; Distribution
                                    Procedures; Redemption Procedures
         6. Synopsis; Comparison of Investment Policies; Information about the Funds; Investment Objectives and Policies; Advisory Fees, Distribution Fees and Expense Ratios; Purchases; Exchange Privileges; Distribution
                                    Procedures; Redemption Procedures
         7.                         Voting Information; Adjournment
         8.                         Not Applicable
         9.                         Not Applicable

                                    Part B

         10.                        Cover Page
         11.                        Table of Contents
         12.                        Statement of Additional Information
                                    of Registrant
         13.                        Not Applicable
         14. Financial Statements included in Statement of Additional Information of Registrant; Pro Forma Financial Information

                             The Calvert Fund
                           U.S. Government Fund
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814


                NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                    To be held on __________ ___, 1996

         NOTICE IS HEREBY GIVEN that the Special Meeting of Shareholders of The Calvert Fund, U.S. Government Fund portfolio will be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 10:00 a.m. on ________, __________ ___, 1996 for the following purposes:

         I. To consider and act on an Agreement and Plan of Reorganization, dated December 19, 1995, 1996, providing for the transfer of substantially all of the assets of The Calvert Fund, U.S. Government Fund portfolio and the assumption of certain identified liabilities of the U.S. Government Fund portfolio in exchange for Calvert Income Fund portfolio shares of The Calvert Fund.

         II. To transact any other business that may properly come before the meeting or any adjournment or adjournments thereof.

         Shareholders of record at the close of business on _______ ___, 1996 are entitled to notice of and to vote at this meeting or any adjournment thereof.

                                                 By Order of the Trustees,

                                                 William M. Tartikoff, Esq.
                                                 Secretary


________ ___, 1996


Please execute the enclosed proxy and return it promptly in the enclosed envelope, thus enabling your Fund to avoid unnecessary expense and delay. No postage is required if mailed in the United States. The proxy is revocable and will not affect your right to vote in person if you attend the meeting.

               INSTRUCTIONS FOR EXECUTING VOTING PROXY CARD


         Voting instruction forms must be executed properly. When forms are not signed as required by law, you and the Calvert U.S. Government Fund must undertake the time and expense to take steps to validate your vote. The following general guide may help you choose the proper format for signing your form.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the voting instruction form.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the voting instruction form. For example:

         REGISTRATION                                         VALID
         SIGNATURE

A.
1)       Save the Earth Corp.               Jane Q. Nature, Treasurer

2)       Save the Earth Corp.               Jane Q. Nature, Treasurer
         c/o Jane Q. Nature, Treasurer

B.
1)       Save the Earth Corp.               Jon B. Goodhealth, Trustee
         Profit Sharing Plan

2)       Save the Earth Trust               Jon B. Goodhealth, Trustee

3)       Jon B. Goodhealth, Trustee         Jon B. Goodhealth, Trustee
         u/t/d 5/1/78

C.
1)       David Smith, Cust.                 David Smith f/b/o Jason Smith UGMA

                            TABLE OF CONTENTS

Synopsis                                            __
Reasons for the Reorganization                      __
Comparison of Investment Policies                   __
Information about the Reorganization                __
Comparative Information on Shareholder Rights       __
Information about the Funds                         __
Voting Information                                  __
Adjournment                                         __

Exhibit A - Agreement and Plan of Reorganization

              PROSPECTUS AND PROXY STATEMENT - _______, 1996

        Acquisition of the assets of Calvert U.S. Government Fund
           By and in exchange for shares of Calvert Income Fund
    4550 Montgomery Avenue, Bethesda, Maryland 20814 - (800) 368-2745

         This Prospectus and Proxy Statement relates to the proposed transfer of all the assets and the assumption of certain identified liabilities of the Calvert U.S. Government Fund ("Government Fund") to the Calvert Income Fund ("Income Fund") (collectively, "the Funds") in exchange for like shares of Income Fund. Following the transfer, Income Fund shares will be distributed to shareholders of Government Fund in liquidation of Government Fund, and Government Fund will be dissolved. As a result of the proposed transaction, each shareholder of Government Fund will receive that number of like Income Fund shares equal in value at the date of the exchange to the value of such shareholder's shares of Government Fund. The transaction will occur if shareholders vote in favor of the proposed transfer.

         Income Fund is a series of The Calvert Fund ("Calvert"), which is an open-end management investment company. The net assets of Income Fund were $43,402,592 as of September 30, 1995. Its investment objective is to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, primarily through investment in investment grade bonds and other income producing securities. Income Fund is non-diversified. Debt securities may be long-term, intermediate-term, short-term, or any combination thereof, depending on the Advisor's evaluation of current and anticipated trends.

         Government Fund is also a series of Calvert, with assets of $9,472,160 as of September 30, 1995. Its investment objective is to seek to provide high current income consistent with safety of principal by investing in a professionally managed portfolio consisting primarily of U.S. Government-backed obligations. There is no limitation on the maturity of obligations in which Government Fund may invest.

         Income Fund and Government Fund both have a 3.75% maximum sales charge for Class A Shares. The sales charge is added to the purchase price of shares, but will not be applied to shares issued in the reorganization (see "Purchase Procedures"). Class C Shares have a level load charged as higher expenses rather than a front-end sales charge. Both funds have distribution plans that permit them to pay certain expenses associated with the distribution of their shares. Calvert Asset Management Company, Inc. ("Advisor") is the investment advisor for both Income Fund and Government Fund.

         This Prospectus and Proxy Statement, which should be retained for future reference, sets forth concisely the information about Income Fund that a prospective investor should know before investing. This Prospectus and Proxy Statement is accompanied by the Prospectus of Income Fund dated January 31, 1995 as revised September 30, 1995 and is incorporated herein by reference. A Statement of Additional Information dated January 31, 1995 and revised September 30, 1995 containing additional information has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus and Proxy Statement. A copy of the Statement may be obtained without charge by writing Income Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling (800) 368-2748.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                 SUMMARY

         Reasons for the Reorganization. The Board of Trustees of The Calvert Fund (the "Trustees") have been considering the problems inherent in the small size of the Government Fund, and have concluded that by combining the Government Fund into the larger Income Fund, the assets could be more efficiently managed in an effort to reduce expenses and enhance returns. The Income Fund has more than four times the net assets of Government Fund. At fiscal year-end, on September 30, 1995, Income Fund had net assets of $43,402,592, compared to $9,472,160 for Government Fund.

         In evaluating the benefits of the proposed transaction, the Board of Trustees considered the effect of the loss of a portion of the capital loss carryforwards that might be available to Government Fund. It has been determined that the benefits of the proposed reorganization outweigh the uncertain potential detriment resulting from possible constraints in the use of capital loss carryforwards. See "Information about the Reorganization."

         Proposed Transaction. The Trustees have authorized Calvert, on behalf of the funds, to enter into an Agreement and Plan of Reorganization (the "Agreement" or "Plan") providing for the transfer of all the assets and liabilities of Government Fund to Income Fund in exchange for like shares of Income Fund. Following the transfer, Income Fund shares will be distributed to shareholders of Government Fund in liquidation of Government Fund, and Government Fund will be dissolved. As a result of the proposed transaction, each shareholder of Government Fund will receive that number of full and fractional Income Fund shares equal in class and value at the date of the exchange to the class and value of such shareholder's shares of Government Fund. For the reasons stated above, the Trustees, including the independent Trustees, have concluded that the reorganization would be in the best interests of the shareholders of Government Fund and recommend shareholder approval.

         Tax Consequences. The Plan is conditioned upon receipt by Government Fund of an opinion of counsel that no gain or loss will be recognized by Government Fund or Government Fund shareholders as a result of the reorganization. The tax basis of Income Fund shares received by a shareholder will be the same as the tax basis of the shareholder's Government Fund shares. In addition, the tax basis of Government Fund assets in the hands of Income Fund as a result of the reorganization will be the same as the tax basis of such assets in the hands of Government Fund prior to the reorganization. See "Information about the Reorganization."

         Investment Policies. Shareholders should consider the differences in investment policies between Government Fund and Income Fund. While both Funds seek income, the Government Fund pursues high current income, and the Income Fund seeks to maximize long-term income. Thus, the focus of each investment portfolio is different. Government Fund invests primarily in U.S. Government obligations. Income Fund purchases corporate bonds and other income-producing securities, including U.S. Government obligations. See "Comparison of Investment Policies."

         Advisory Fees, Distribution Fees and Expense Ratios. Income
Fund pays the Advisor a fee computed on average daily net assets at an annual rate of 0.70%. Government Fund pays the Advisor a fee computed on average daily net assets at an annual rate of 0.60%. Total Fund Operation Expenses, however, are less for Income Fund and are not expected to increase significantly (see "ProForma" on the next page).

FUND EXPENSES: CURRENT AND PRO FORMA

CURRENT:
A. Shareholder Transaction Costs             Income           Income
                                             Class A          Class C

Maximum Sales Charge on Purchases             3.75%           None
(as a percentage of offering price)
Contingent Deferred Sales Charge              None            None

B. Annual Fund Operating Expenses - Fiscal Year 1995
(as a percentage of net assets, after expense reimbursements or waivers)

Management Fees                               0.70%           0.70%
Rule 12b-1 Service
and Distribution Fees                         0.15%            .90%
All Other Expenses                            0.38%           1.74%
Total Fund Operating Expenses                 1.23%           3.34%

A. Shareholder Transaction Costs              U.S. Government  U.S. Government
                                              Class A          Class C

Maximum Sales Charge on Purchases             3.75%            None
(as a percentage of offering price)
Contingent Deferred Sales Charge              None             None

B. Annual Fund Operating Expenses - Fiscal Year 1995
(as a percentage of net assets, after expense reimbursements or waivers)

Management Fees                               0.60%            0.60%
Rule 12b-1 Service
and Distribution Fees                         0.23%            1.00%
All Other Expenses                            0.77%            1.90%
Total Fund Operating Expenses                 1.60%            3.50%

PRO FORMA:
A. Shareholder Transaction Costs              Income           Income
                                              Class A          Class C

Maximum Sales Charge on Purchases             3.75%            None
(as a percentage of offering price)
Contingent Deferred Sales Charge              None             None

B. Pro Forma Annual Fund Operating Expenses
(as a percentage of net assets, after expense reimbursements or waivers)

Management Fees                             0.70%              0.70%
Rule 12b-1 Service
and Distribution Fees                       0.16%               .94%
All Other Expenses                          0.45%              1.76%
Total Fund Operating Expenses               1.31%              3.40%

C. Example:       You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return;(2) redemption at the end of each period; and (3) for Class A, payment of maximum initial sales charge at time of purchase:

Current           1 Year            3 Years          5 Years          10 Years
Income Fund
Class A           $50               $75              $103               $181
Class C           $34               $103             $174               $363

Government Fund
Class A           $53               $86              $121               $220
Class C           $35               $107             $182               $377

PRO FORMA         1 Year            3 Years          5 Years          10 Years
Income Fund
Class A           $50               $77              $107               $189
Class C           $34               $104             $177               $368

The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Funds may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

      A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of a Fund.

      B. Annual Fund Operating Expenses. Management Fees are paid by the Funds to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the Funds' investments and business affairs. The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Funds' share price and are not charged directly to individual shareholder accounts. If Management had not reimbursed or waived fees, the current Other Expenses and Total Fund Operating Expenses for Class A Shares of Income Fund would have been 0.31% and 1.26%, respectively. For Class C shares, the current Other Expenses and Total Fund Operating Expenses for Class A Shares of Income Fund would have been 1.77% and 3.37%, respectively. If Management had not reimbursed or waived fees, the current Other Expenses and Total Fund Operating Expenses for Class A shares of Government Fund would have been 0.80% and 1.62%, respectively. For Class C shares, the current Other Expenses and Total Fund Operating Expenses for Class A Shares of Income Fund would have been 1.93% and 3.53%, respectively.

      The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

         Under the terms of their Distribution Plans, the Funds are permitted to pay annually a percentage of their average daily net assets for certain expenses associated with the distribution of their shares. The maximum percentage allowed by contract is 0.50% and .90% for Class
A and C Shares of the Income Fund, respectively, and 0.25% and 1.00% for Class A and C Shares of the Government Fund, respectively. Although the Income Fund's maximum annual Rule 12b-1 fee for Class A Shares is 0.50%, the Income Fund currently charges 0.25%. Amounts paid by the funds to the underwriter/distributor, Calvert Distributors, Inc. ("CDI"), under the Class A Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the fiscal year ended September 30, 1995, Class A Distribution Plan expenses for the Income and Government Funds were 0.15% and 0.23%, respectively. Amounts paid by the funds under the Class C Distribution Plan are currently used by CDI to pay dealers and other selling firms dealer-paid quarterly compensation at an annual rate of up to 0.75%, plus a service fee of up to 0.25%, of the average daily net asset value of each share sold by such others. For the fiscal year ended September 30, 1995, Class C Distribution Plan expenses were .90% and 1.00% for the Income and Government Funds, respectively.

FINANCIAL HIGHLIGHTS

The following tables provide information about the financial history of each Fund's Class A and C shares. They express the information in terms of a single share outstanding for the respective Fund throughout each period. The tables have been audited by those independent accountants whose reports are included in the respective Annual Reports to Shareholders of the Funds. The tables should be read in conjunction with the financial statements and their related notes. The current Annual Reports to Shareholders are incorporated by reference into the Statement of Additional Information.


Calvert Income Fund                            Class A Shares
                                               Year Ended
                                               September 30, 1995

Net asset value, beginning of period           $15.68

Income from investment operations
Net investment income                          1.11
Net realized and unrealized gain
(loss) on investments                          1.14
Total from investment operations               2.25

Distributions to shareholders
Dividends from net investment income           (1.11)
Distribution from capital gains                 --
Total Distributions                            (1.11)
Total increase (decrease) in
net asset value                                1.14

Net asset value, end of period                 $16.82

Total return<F4>                               14.90%

Ratio to average net assets:
Net investment income                          6.89%
Total expenses<F5>                             1.26%
Net expenses                                   1.23%
Expenses reimbursed and/or waived              --

Portfolio turnover                             135%

Net assets, end of period (in thousands)       $42,637

Number of shares outstanding
at end of year (in thousands)                  2,535


<F4>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.
<F5>Effective  September  30, 1995,  this ratio  reflects  total  expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.

===============================================================================
Calvert Income Fund                            Class A Shares
                                               Year Ended
                                               September 30, 1994


Net asset value, beginning of period           $18.41

Income from investment operations
Net investment income                          1.16
Net realized and unrealized gain
(loss) on investments                          (2.42)
Total from investment operations               (1.26)

Distributions to shareholders
Dividends from net investment income           (1.16)
Distribution from capital gains                (.31)
Total Distributions                            (1.47)
Total increase (decrease) in
net asset value                                (2.73)

Net asset value, end of period                 $15.68

Total return<F4>                               (6.94)%

Ratio of expenses to average
net assets                                     1.07%

Ratio of net income to average
net assets                                     6.86%

Increase reflected in above net
investment income ratios due to
expense reimbursement                          --

Portfolio turnover                             34%

Net assets, end of period                      $45,935,905

Number of shares outstanding
at end of period (in thousands)                2,929


<F4>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.

===============================================================================
Calvert Income Fund
                                               Class A Shares
                                               Year Ended  September 30, 1993

Net asset value, beginning of period           $17.50
Income from investment operations
Net investment income                            1.23
Net realized and unrealized gain
(loss) on investments                             .91
Total from investment operations                 2.14
Distributions to shareholders
Dividends from net investment income           (1.23)
Distribution from capital gains                   --
Total Distributions                            (1.23)
Total increase (decrease) in
net asset value                                  .91

Net asset value, end of period                $18.41

Total return<F5>                               12.47%

Ratio of expenses to average
net assets                                      1.00%

Ratio of net income to average
net assets                                      6.93%

Increase reflected in above net
investment income ratios due to
expense reimbursement                             --

Portfolio turnover                                25%

Net assets, end of period                    $53,134,459

Number of shares outstanding
at end of period (in thousands)                 2,886


<F5>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.


================================================================================


Calvert Income Fund
                                                 Class A Shares
                                                 Year Ended September 30, 1992

Net asset value, beginning of period                  $16.61

Income from investment operations
Net investment income                                   1.28
Net realized and unrealized gain
(loss) on investments                                    .89
Total from investment operations                        2.17

Distributions to shareholders
Dividends from net investment income                   (1.28)
Distribution from capital gains                          --
Total Distributions                                    (1.28)
Total increase (decrease) in
net asset value                                          .89

Net asset value, end of period                        $17.50

Total return<F5>                                       13.66%

Ratio of expenses to average
net assets                                              1.04%

Ratio of net income to average
net assets                                              7.59%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                    --

Portfolio turnover                                        18%

Net assets, end of period                           $43,494,326

Number of shares outstanding
at end of period (in thousands)                        2,486


<F5>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.


================================================================================



Calvert Income Fund
                                                Class A Shares
                                                Year Ended September 30, 1991


Net asset value, beginning of period               $15.58

Income from investment operations
Net investment income                                1.31
Net realized and unrealized gain
(loss) on investments                               1.03
Total from investment operations                    2.34

Distributions to shareholders
Dividends from net investment income               (1.31)
Distribution from capital gains                       --
Total Distributions                                (1.31)
Total increase (decrease) in
net asset value                                     1.03

Net asset value, end of period                    $16.61

Total return<F6>                                   15.72%

Ratio of expenses to average
net assets                                          1.08%

Ratio of net income to average
net assets                                          8.22%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                 --

Portfolio turnover                                    27%

Net assets, end of period                        $36,412,545

Number of shares outstanding
at end of period (in thousands)                     2,193

<F6>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.


================================================================================


Calvert Income Fund
                                               Class A Shares
                                               Year  Ended  September 30, 1990

Net asset value, beginning of period               $16.36

Income from investment operations
Net investment income                               1.36
Net realized and unrealized gain
(loss) on investments                               (.78)
Total from investment operations                     .58

Distributions to shareholders
Dividends from net investment income               (1.36)
Distribution from capital gains                       --
Total Distributions                                (1.36)
Total increase (decrease) in
net asset value                                     (.78)

Net asset value, end of period                    $15.58

Total return<F6>                                    3.63%

Ratio of expenses to average
net assets                                          1.05%

Ratio of net income to average
net assets                                          8.42%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                 --

Portfolio turnover                                     5%

Net assets, end of period                       $32,201,363

Number of shares outstanding
at end of period (in thousands)                    2,066


<F6>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.

================================================================================


Calvert Income Fund
                                                Class A Shares
                                                Year Ended  September 30, 1989

Net asset value, beginning of period                   $15.70

Income from investment operations
Net investment income                                    1.36
Net realized and unrealized gain
(loss) on investments                                     .71
Total from investment operations                         2.07

Distributions to shareholders
Dividends from net investment income                    (1.41)
Distribution from capital gains                            --
Total  Distributions                                    (1.41)
Total increase (decrease) in
net asset value                                           .66

Net asset value, end of period                         $16.36

Total return<F7>                                       13.48%

Ratio of expenses to average
net  assets                                             1.07%

Ratio of net income to average
net assets                                              8.57%

Increase reflected in above net
investment income ratios due to
expense  reimbursement                                    --

Portfolio  turnover                                      19%

Net assets, end of period                           $22,969,095

Number of shares outstanding
at end of period (in thousands)                        1,404



<F7>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.


================================================================================


Calvert Income Fund
                                                Class A Shares
                                                Year Ended  September  30,
1988


Net asset value, beginning of period                  $15.29

Income from investment operations
Net investment income                                   1.42
Net realized and unrealized gain
(loss) on investments                                    .71
Total from investment operations                        2.13

Distributions to shareholders
Dividends from net investment income                   (1.42)
Distribution from capital gains                         (.30)
Total Distributions                                    (1.72)
Total increase (decrease) in
net asset value                                          .41

Net asset value, end of period                        $15.70

Total return<F7>                                       14.67%

Ratio of expenses to average
net assets                                               .94%

Ratio of net income to average
net assets                                              9.07%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                    .25%

Portfolio turnover                                        37%

Net assets, end of period                           $20,374,751

Number of shares outstanding
at end of period (in thousands)                        1,298



<F7>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.


================================================================================


Calvert Income Fund
                                             Class A Shares
                                             Year  Ended   September 30, 1987

Net asset value, beginning of period                 $17.04

Income from investment operations
Net investment income                                  1.51
Net realized and unrealized gain
(loss) on investments                                 (1.61)
Total from investment operations                       (.10)

Distributions to shareholders
Dividends from net investment income                  (1.47)
Distribution from  capital gains                       (.18)
Total Distributions                                   (1.65)
Total increase (decrease) in
net asset  value                                      (1.75)

Net asset value, end of period                       $15.29

Total return<F8>                                       (.84)%

Ratio of expenses to average
net  assets                                             .85%

Ratio of net income to average
net assets                                             9.06%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                   .25%

Portfolio turnover                                       42%

Net assets, end of period                           $20,573,546

Number of shares outstanding
at end of period (in thousands)                        1,345



<F8>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.


================================================================================


Calvert Income Fund
                                                 Class A Shares
                                                 Year Ended September 30, 1986

Net asset value, beginning of period                  $15.78

Income from investment operations
Net investment income                                   1.57
Net realized and unrealized gain
(loss) on investments                                   1.26
Total from investment operations                        2.83

Distributions to shareholders
Dividends from net investment income                   (1.57)
Distribution from capital gains                          --
Total Distributions                                    (1.57)
Total increase (decrease) in
net asset value                                         1.26

Net asset value, end of period                        $17.04

Total return<F8>                                       18.38%

Ratio of expenses to average
net assets                                               .85%

Ratio of net income to average
net assets                                              9.16%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                    .33%

Portfolio turnover                                        23%

Net assets, end of period                            $21,455,859

Number of shares outstanding
at end of period (in thousands)                         1,259


<F8>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.

===============================================================================

Calvert Income Fund                                    Class C Shares
                                                       Year Ended
                                                       September 30, 1995


Net asset value, beginning of period                    $15.63

Income from investment operations
Net investment income                                      .81
Net realized and unrealized gain
(loss) on investments                                     1.09
Total from investment operations                          1.90

Distributions to shareholders
Dividends from net investment income                     (.97)
Distribution from capital gains                            --
Total Distributions                                      (.97)
Total increase (decrease) in
net asset value                                           .93

Net asset value, end of period                         $16.56

Total return<F4>                                       12.58%

Ratio to average net assets:
Net investment income                                   4.71%
Total expenses<F5>                                      3.37%
Net expenses                                            3.34%
Expenses reimbursed and/or waived                        .69%

Portfolio turnover                                       135%

Net assets, end of period (in thousands)                $766

Number of shares outstanding
at end of period (in thousands)                           46


<F4>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.
<F5>Effective  September 30, 1995,  this ratio  reflects  total  expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.

================================================================================



Calvert Income Fund                                    Class C Shares
                                                       From Inception
                                                       (March 1, 1994) To
                                                       September 30, 1994



Net asset value, beginning of period                        $17.35

Income from investment operations
Net investment income                                          .57
Net realized and unrealized gain
(loss) on investments                                        (1.67)
Total from investment operations                             (1.10)

Distributions to shareholders
Dividends from net investment income                          (.62)
Distribution from capital gains                                 --
Total Distributions                                           (.62)
Total increase (decrease) in
net  asset value                                             (1.72)

Net asset value, end of period                              $15.63

Total return<F4>                                             (5.47)%

Ratio of expenses to average
net assets                                                   2.65%(a)

Ratio of net income to average
net assets                                                   5.62%(a)

Increase reflected in above net
investment income ratios due to
expense reimbursement                                        7.29%(a)

Portfolio turnover                                             34%

Net assets, end of period                                 $413,187

Number of shares outstanding
at end of period (in thousands)                                 26


<F4>Total  return does not reflect  deduction  of Class A front-end  sales charges. Total return prior to 1989 is not audited.
(a) Annualized

================================================================================



         Comparative Performance Information. Total return for the Funds' shares for the periods indicated are as follows:

                       Average Annual Total Returns
                   For Periods Ended September 30, 1995

Income Fund                Class A          Class C
One year                   10.59%           One Year          12.58%
Five years                 8.78%            From inception
Ten years                  9.23%            (March 1, 1994)    3.35%

Government Fund            Class A          Class C
One year                   8.13%            One Year          10.21%
Five years                 6.54%            From inception
From inception                              (March 1, 1994)    3.27%
(May 22, 1986)             7.15%

         The total return figures shown above include the effect of the maximum sales charge of 3.75% for Class A Shares, changes in share price, and reinvestment of dividends and distributions. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders.

         Purchases. Class A Shares of both Government Fund and Income Fund are sold on a continuous basis at net asset value plus the appropriate sales charge which is subject to reduction by right of accumulation, group purchase, and letter of intent. Employee purchases and certain plans qualified under the Internal Revenue Code may purchase shares with no sales charge, and all Fund shareholders may reinvest dividends without paying a sales charge. Class A Shares issued in the reorganization will not be assessed any sales charge. Class C Shares do not have a front-end sales charge.

                            SALES CHARGE TABLE
                              CLASS A SHARES

                       Income and Government Funds

Amount of                  As a % of       As a % of        Allowed to Dealers
Investment                 offering        net amount       as  a % of offering
                           price           invested         price

Less than $50,000          3.75%            3.90%           3.00%
$50,000 but less
than $100,000              3.00%            3.09%           2.25%
$100,000 but less
than $250,000              2.25%            2.30%           1.75%
$250,000 but less
than $500,000              1.75%            1.78%           1.25%
$500,000 but less
than $1,000,000            1.00%            1.01%           0.80%
$1,000,000 and over        0.00%            0.00%           0.25%*

*For new investments (new purchases but not exchanges) of $1 million or more a broker-dealer will have the choice of being paid a finder's fee by CDI in one of the following methods: (1) CDI may pay broker-dealers, on a monthly basis for 12 months, an annual rate of 0.30%. Payments will be made monthly at the rate of 0.025% of the amount of the investment, less redemptions; or (2) CDI may pay broker-dealers 0.25% of the amount of the purchase; however, CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the fund(s) within thirteen months of the time of purchase.

         The minimum initial investment in each fund is $2,000 and the minimum subsequent investment is $250 (except in the case of certain retirement plans).

         Exchange Privileges. Shareholders of both Government Fund and Income Fund may exchange fund shares for shares of a variety of other Calvert Group funds. Each such exchange represents a sale of fund shares, which may produce a gain or loss for tax purposes. Shares are exchanged into the same class. There is no additional charge for exchanges. Calvert Group discourages frequent exchanges and may prohibit additional purchases of shares by persons who have previously been advised that their frequent use of the exchange privilege is inconsistent with the orderly management of the investment portfolio. Government Fund and Income Fund reserve the right to modify or eliminate this exchange privilege with 60 days' written notice.

         Distribution Procedures. Both Government Fund and Income Fund distribute dividends monthly and pay out their net realized capital gains (if any) once each year. Shareholders of both funds may reinvest distributions. Your existing election in Government Fund with respect to dividends and/or capital gains will be continued with respect to the shares of Income Fund you acquire in connection with the reorganization unless you notify the Fund of a new election.

         Redemption Procedures. At any time and in any amount, shares of Government Fund and Income Fund may be redeemed by submitting a written request by mail. All written orders for redemption, and all accompanying certificates, must be signed by the shareholder and may be required to be signature guaranteed by a commercial bank, savings association, trust company or member firm of any national securities exchange. Further documentation may be required from corporations, fiduciaries, pension plans and institutional investors.

         Shares may also be redeemed by telephone or through brokers. Both funds impose a charge of $5.00 for wire transfers of less than $1,000. Government Fund and Income Fund may, after 30 days' notice, close accounts if the value of shares in the account is reduced by redemptions to less than $1,000, and the investor fails to purchase sufficient additional shares.

COMPARISON OF INVESTMENT POLICIES

         As noted in the "Summary" above, the investment policies of the two funds are different. While both Funds seek income, the Government Fund invests only in U.S. Government-backed obligations to produce high current income. Examples of U.S. Government-backed obligations include mortgage pass-through certificates, such as GNMAs; direct obligations of the United States Treasury, such as U.S. Treasury bills, notes, and bonds; obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities; collateralized mortgage obligations; and U.S. Government-backed obligations subject to repurchase agreements. Income Fund can purchase not only U.S. Government-backed obligations, but also corporate obligations, foreign securities, and other income-producing securities.

         In seeking to maximize long-term income, Income Fund invests
80% of its assets in corporate obligations and other fixed-income securities. At least 65% of its assets at the date of investment are rated within the four highest grades established by Moody's Investor Services, Inc. ("Moody's"), or by Standard & Poor's Corporation ("S&P") (grades AAA/Aaa through Baa/BBB). The remaining 35% of assets may consist of other debt securities, including bonds rated below Baa/BBB. With lower rated bonds, there is a greater possibility that an adverse change in the financial condition of the issuer may affect its ability to pay principal and interest. In addition, to the extent Income Fund holds such bonds, it may be negatively affected by adverse economic developments, increased volatility or a lack of liquidity.

         Income Fund may also purchase obligations issued or guaranteed as to principal by the U.S. Government or its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances of U.S. banks and their branches located outside of the U.S. and of U.S. branches of foreign banks, provided that the bank has total assets of at least one billion dollars or the equivalent in other currencies; commercial paper which at the date of investment is rated Prime-2 or better by Moody's, A-2 or better by S&P, or, if not rated, is of comparable quality as determined by the Advisor; and any of the above securities subject to repurchase agreements with recognized securities dealers and banks. Up to 20% of Income Fund's total assets may consist of other debt securities, including securities convertible into or carrying warrants to purchase common stock or other equity securities and income-producing preferred and common stocks.

         Income Fund is a nondiversified fund. There may be risks associated with nondiversification. Specifically, since a relatively high percentage of the assets may be invested in the obligations of a limited number of issuers, the value of the shares may be more susceptible to any single economic, political, or regulatory event than the shares of a diversified fund.

         Income Fund may invest in options and futures to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, or other factors that affect security value. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into currency exchange contracts, or swap agreements, and purchasing indexed securities. Income Fund can use these practices either as substitution or as protection against an adverse move in its portfolio to adjust the risk and return characteristics. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with Income Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.

INFORMATION ABOUT THE REORGANIZATION

         Plan of Reorganization. The proposed Agreement and Plan of Reorganization (the "Agreement" or "Plan") provides that Income Fund will acquire all the assets and liabilities of Government Fund in exchange for shares of Income Fund on the Closing Date (as defined in Section 2(b) of the Plan). A copy of the Plan is attached as Exhibit A to this Proxy Statement. The number of full and fractional Income Fund shares to be issued to shareholders of Government Fund will equal the value of the shares of Government Fund outstanding immediately prior to the reorganization. Portfolio securities of Government Fund and Income Fund will be valued in accordance with the valuation practices of Income Fund which are described on page 15 of the Income Fund prospectus and on page 13 of its Statement of Additional Information. At the time of the reorganization, Income Fund will assume and pay all of Government Fund's obligations and liabilities. The reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies, sometimes referred to as the "pooling without restatement" method. Any reimbursement due from the Advisor to Government Fund under the expense limitation provision will be paid at, or prior to, the closing.

         As soon as practicable after the Closing Date, Government Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the full and fractional shares of Income Fund at an aggregate net asset value equal to the value of the shareholder's investment in Government Fund next determined after the effective time of the transaction. This method of valuation is also consistent with interpretations of Rule 22c-1 under the Investment Company Act of 1940 by the Securities and Exchange Commission's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of Income Fund in the name of such Government Fund shareholders, each representing the respective pro rata number of full and fractional shares of Income Fund due the shareholder. Certificates representing shares of Government Fund at the Closing Date will represent the shares of Income Fund distributed to the recordholder thereof as a result of the liquidation of Government Fund. New certificates for Income Fund shares will be issued only upon written request, and only upon tender of Government Fund certificates.

         The consummation of the Plan is subject to the conditions set forth in the Agreement. The Plan may be terminated and the reorganization abandoned at any time before or after approval by Government Fund shareholders, prior to the Closing Date by mutual consent of Government Fund and Income Fund, or by either if any condition set forth in the Plan has not been fulfilled or is waived by the party entitled to its benefits. In accordance with the Plan, Government Fund and Income Fund will each be responsible for payment of expenses incurred in connection with the reorganization.

         Description of Income Fund Shares. Full and fractional shares of Income Fund will be issued to Government Fund shareholders per class in accordance with the procedures under the Plan as described above. Each share will be fully paid and nonassessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

         Federal Income Tax Consequences. The Plan is a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Internal Revenue Code. The Plan is conditioned upon the issuance of an opinion by outside counsel to the Fund, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, current administrative rules and court decisions, for federal income tax purposes: (1) No gain or loss will be recognized by Government Fund or Income Fund upon the transfer of Government Fund assets to, and the assumption of its liabilities by, Income Fund in exchange for Income Fund shares (Section 1032(a)); (2) no gain or loss will be recognized by shareholders of Government Fund upon the exchange of Government Fund shares for Income
Fund shares (Section 361(a)); (3) the basis and holding period immediately after the reorganization for Income Fund shares received by each Government Fund shareholder pursuant to the reorganization will be the same as the basis and holding period of Government Fund shares held immediately prior to the exchange (Section 354, 356); and (4) the basis and holding period immediately after the reorganization of Government Fund assets acquired by Income Fund will be the same as the basis and holding period of such assets of Government Fund immediately prior to the reorganization (Section 362(b), 1223(2)).

         Opinions of counsel are not binding on the Internal Revenue Service or the courts. If the reorganization is consummated but does not qualify as a tax-free reorganization under the Internal Revenue Code, the consequences described above would not be applicable. Shareholders of Government Fund should consult their tax advisors regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the reorganization, shareholders of the Government Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the reorganization.

         Other Tax Consequences. Many states do not tax income received from U.S. Government obligations. Because of the diversity of Income Fund investments, however, the percentage of income a shareholder receives from U.S. Government obligations may be less than that of Government Fund.

         Effect of the Reorganization on Capital Loss Carryforwards. The following tables provide comparative information regarding realized capital gains and losses and net unrealized appreciation or depreciation of portfolio securities of Income Fund and Government Fund as of September 30, 1995, and the capital loss carryforwards of each at the end of its last fiscal year.

Income Fund

         Capital Loss Carryforward at 9/30/95                  $174,409
         Realized gains (losses) 10/1/94 - 9/30/95            ($197,657)
         Net unrealized appreciation at 9/30/95                $703,207

Government Fund

         Capital Loss Carryforward at 9/30/95                  $424,163
         Realized gains (losses) 10/1/94 - 9/30/95            ($117,178)
         Net unrealized appreciation at 9/30/95                $113,449

         If the reorganization does not occur, Government Fund's capital loss carryforwards should be available to offset any net realized capital gains of Government Fund through 2002 and 2003. It is anticipated that no distributions of net realized capital gains would be made by Government Fund until the capital loss carryforwards expire or are offset by net realized capital gains.

         If the reorganization is consummated, Income Fund will be constrained in the extent to which it can use the capital loss carryforwards of Government Fund because of limitations imposed by the Internal Revenue Code on the occurrence of an ownership change. Income Fund should be able to use in each year a capital loss carryforward in an amount equal to the value of Government Fund on the date of the reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 1995, the amount of capital loss carryforward that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the date of the reorganization.

         It appears that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, and the differing consequences of federal and various other income taxation on a distribution received by each shareholder whose tax liabilities (if any) are determined by the net effect of a multitude of considerations that are individual to the shareholder. Government Fund shareholders who need information as to state and local tax consequences, if any, should consult their tax advisors.

         Capitalization. The following table shows the capitalization of Government Fund and Income Fund as of September 30, 1995, and on a pro forma basis as of that date of the proposed acquisition of assets at net asset value:

                                    Government       Income        Pro Forma
Combined*
Net Assets                          $9,472,160       $43,402,592   $52,874,752
Net Asset Value
Per Share, Class A                  $14.61           $16.82        $16.82
Net Asset Value
Per Share, Class C                  $14.49           $16.56        $16.56
Shares Outstanding
Class A                             618,647          2,534,815     3,072,177
Shares Outstanding
Class C                             30,048           46,243        72,535

         *The Pro Forma combined net assets does not reflect adjustments with respect to distributions prior to the reorganization. Total Income Fund Class A shares issued pro forma to Government Fund shareholders would be 537,362 and 26,292 for Class C. For each Class A share of Government Fund shares owned, shareholders of Government Fund would receive pro forma approximately 0.875 Class A shares of Income Fund. For each Class C share of Government Fund shares owned, shareholders of Government Fund would receive pro forma approximately 0.868 Class C shares of Income Fund. The actual exchange ratio will be determined based on the relative net asset value per share on the acquisition date.

 COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

         Both funds are series of the same open-end management investment company that is organized as a Massachusetts trust, and as such share a common Declaration of Trust and Bylaws. After the merger, the operations of the surviving fund will continue to be governed by the Declaration of Trust and Bylaws of Calvert as it now exists.

 INFORMATION ABOUT THE FUNDS

         Information about Income Fund is included in its separate prospectus, dated January 31, 1995 as revised September 30, 1995. Information about Government Fund is included in a combined prospectus dated January 31, 1995, as revised May 15, 1995, June 28, 1995, and September 30, 1995. Copies of the Prospectuses are included with this proxy statement and incorporated by reference into it. Additional information about Income Fund and Government Fund is included in the Statement of Additional Information, also dated January 31, 1995, as revised September 30, 1995, which has been filed with the Securities and Exchange Commission and is incorporated by reference in this proxy statement. The audited Annual Reports to Shareholders of each fund are also incorporated by reference into this proxy statement. Copies of the Statement of Additional Information and Annual Reports may be obtained without charge by writing to Income Fund or Government Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 or by calling
 (800) 368-2748. Income Fund and Government Fund file proxy material, reports and other information with the Securities and Exchange Commission. These reports may be inspected and copied at the Public Reference facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of the material may also be obtained from the Office of Consumer Affairs and Information Services of the Securities and Exchange Commission at prescribed rates.

 OTHER BUSINESS

         The Trustees of the Government Fund do not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

 VOTING INFORMATION

         Proxies from the shareholders of Government Fund are being solicited by the Trustees of Calvert for the Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 10:00 a.m. on ___________, __________ __, 1996, or
at such later time or date made necessary by adjournment. A proxy may be revoked at any time before the meeting or during the meeting by oral or written notice to William M. Tartikoff, Esq., Secretary, 4550
Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the Plan. Approval of the Plan will require the affirmative vote of the holders of at least a majority of the outstanding shares of Government Fund entitled to vote at the meeting.

         Proxies are solicited by mail. Additional solicitations may be made by telephone, computer communications, facsimile or other such means, or by personal contact by officers or employees of Calvert Group and its affiliates or by proxy soliciting firms retained for this purpose. Government Fund and Income Fund will each bear their appropriate share of solicitation costs.

         Shareholders of Government Fund of record at the close of business on __________ __, 1996 ("record date") are entitled to notice of and to vote at the Special Meeting or any adjournment thereof. The holders of a majority of the shares of Government Fund outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the meeting; however, as noted above, the affirmative vote of the holders of at least a majority of the shares outstanding at the close of business on the record date is required to approve the reorganization. Shareholders are entitled to one vote for each share held. As of September 30, 1995, as shown on the books of Government Fund, there were issued and outstanding 618,647 shares of Government Fund. The votes of the shareholders of Income Fund are not being solicited since their approval or consent is not necessary for this transaction.

         As of __________ __, 1996, the officers and Trustees of Government Fund as a group beneficially owned less than 1% of the outstanding shares of Government Fund. To the best of the knowledge of Government Fund, no shareholder beneficially owned 5% or more of the outstanding shares as of __________ __, 1996.

  ADJOURNMENT

         In the event that sufficient votes in favor of the proposals set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to any such proposals. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposals. They will vote against any such adjournment those proxies that have voted against any such proposals.

                                                     By Order of the
 Board of Trustees

                                                     William M.
 Tartikoff, Esq.
                                                     Secretary

         The Trustees of The Calvert Fund, Including the Independent Trustees, Recommend a Vote FOR Approval of the Plan.

                             THE CALVERT FUND:
                          CALVERT GOVERNMENT FUND
             THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES

         The undersigned, revoking previous proxies, hereby appoint(s) William M. Tartikoff, Esq. and Clifton S. Sorrell, Jr. attorneys, with full power of substitution, to vote all shares of Calvert Government Fund that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on __________, __________ __, 1996 at 10:00 a.m. and at any adjournment thereof. All powers may be exercised by a majority of the proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

                                            NOTE: Please sign exactly
                                            as your name appears on
                                            this Proxy. When signing
                                            in a fiduciary capacity,
                                            such as executor,
                                            administrator, trustee,
                                            guardian, etc., please so
                                            indicate. Corporate and
                                            partnership proxies
                                            should be signed by an
                                            authorized person
                                            indicating the person's
                                            title.

                                            Date
                                            _________________________,
                                            1996


                                            __________________________________


                                            __________________________________
                                            Signature(s) (Title(s),
                                            if applicable)

                                            PLEASE SIGN, DATE, AND
                                            RETURN
                                            PROMPTLY IN ENCLOSED
                                            ENVELOPE

--------------------------------------------------------------------------

Please refer to the Proxy Statement discussion on this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1. To act upon a proposal to approve an Agreement and Plan of Reorganization authorizing the exchange of shares of the Calvert U.S. Government Fund for shares of the Calvert Income Fund.

[] For            [] Against                [] Abstain

                                                         Exhibit A, Part A
                                                         Exhibit 4, Part C

                   AGREEMENT AND PLAN OF REORGANIZATION

         This AGREEMENT AND PLAN OF REORGANIZATION, dated as of December 19, 1995 is between Calvert U.S. Government Fund (Government Fund) and
Calvert Income Fund (Income Fund). Government Fund and Income Fund are both series of The Calvert Fund (Calvert).

         In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.       SHAREHOLDER APPROVAL

         Approval by Shareholders. A meeting of the shareholders of Government Fund shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement and Plan of Reorganization (the Agreement or Plan). Income Fund shall furnish to Government Fund such data and information as shall be reasonably requested by Government Fund for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2.       REORGANIZATION

         (a) Plan of Reorganization. Government Fund will convey, transfer, and deliver to Income Fund all of the then-existing assets of Government Fund at the closing provided for in Section 2(b) of this Agreement (the Closing). In consideration thereof, Income Fund agrees at the Closing:

                  (i) to assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 2(b)), all of Government Fund's obligations and liabilities, whether absolute, accrued, contingent, or otherwise; and

                  (ii) to deliver to Government Fund in exchange for the assets the number of full and fractional shares of common stock of Income Fund (Income Fund Shares) to be determined as follows: In accordance with Section 3 of this Agreement, the number of shares shall be determined by dividing the per share net asset value of Government Fund Shares (rounded to the nearest mill) by the net asset value per share of Income Fund (rounded to the nearest mill) and multiplying the quotient by the number of outstanding shares of Government Fund as of the close of business on the closing date. It is expressly agreed that there will be no sales charge to Government Fund, or to any of the shareholders of Government Fund upon distribution of Income Fund Shares to them.

         (b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either

                  (i) the later of receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of Government Fund at which the Plan will be considered, or

                  (ii) such later date as the parties may mutually agree.

3.       VALUATION OF NET ASSETS

         (a) The value of Government Fund's net assets to be transferred to Income Fund under this Agreement shall be computed as of the close of business on the business day immediately preceding the Closing Date (hereinafter the Valuation Date) using the valuation procedures as set forth in Income Fund's prospectus.

         (b) The net asset value per share of Income Fund Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by Income Fund's Controller using the same valuation procedures as set forth in Income Fund's prospectus.

         (c) A copy of the computation showing in reasonable detail the valuation of Government Fund's net assets to be transferred to Income Fund pursuant to paragraph 2 of this Agreement, certified by the Controller of Government Fund, shall be furnished by Government Fund to Income Fund at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of Income Fund Shares pursuant to paragraph 2 of this Agreement, certified by the Controller of Income Fund, shall be furnished by Income Fund to Government Fund at the Closing.

4.       LIQUIDATION AND DISSOLUTION

         (a) As soon as practicable after the Closing Date, Government Fund will distribute pro rata to the Government Fund shareholders of record as of the close of business on the Closing Date the shares of Income Fund received by Government Fund pursuant to this Section. Such liquidation and distribution will be accompanied by the establishment of Shareholder accounts on the share records of Income Fund in the names of each such shareholder of Government Fund, representing the respective pro rata number of full shares and fractional interests in shares of Income Fund due to each. No such shareholder accounts shall be established by Income Fund or its transfer agent for Income Fund except pursuant to written instructions from Government Fund, and Government Fund agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Government Fund shareholder a pro rata share of the number of shares of Income Fund received pursuant to
Section 2(a) of this Agreement.

         (b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by Income Fund or its transfer agent to each shareholder of Government Fund receiving such distribution of shares of Income Fund informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

         (c) Following the Closing Date and until surrendered, each outstanding share certificate representing shares of Government Fund shall be deemed for all purposes to evidence ownership of shares of Income Fund that the holder is entitled to receive in exchange for the certificate. The shares of Income Fund that the holder is entitled to receive with respect to Government Fund's share certificates not yet surrendered will be held by Income Fund's transfer agent on behalf of the shareholder, but may not be transferred or redeemed until surrender of Government Fund's share certificates in proper form for transfer to Income Fund's transfer agent or, in lieu thereof, the posting of a lost certificate bond or other surety instrument deemed acceptable to Income Fund's transfer agent. All of Income Fund's distributions attributable to the shares represented by the share certificates of Government Fund retained by shareholders will be paid to the shareholder in cash or invested in additional shares of Income Fund at the net asset value in effect on the respective payment dates in accordance with instructions previously given by the shareholder to Government Fund's transfer agent. Share certificates representing holdings of shares of Income Fund shall not be issued unless requested by the shareholder and, if such a request is made, share certificates of Income Fund will be issued only for full shares of Income Fund and any fractional interests in shares shall be credited in the shareholder's account with Income Fund.

         (d) As promptly as is practicable after the liquidation of Government Fund, and in no event later than 12 months from the date of this Agreement, Government Fund shall be terminated pursuant to the provisions of the Plan and The Calvert Fund's Declaration of Trust.

         (e) Immediately after the Closing Date, the share transfer books of Government Fund shall be closed and no transfer of shares shall thereafter be made on those books.

5.       TRUST and BY-LAWS

         (a) Declaration of Trust. The Declaration of Trust of Calvert, which governs its series Income Fund, as in effect immediately prior to the Effective Time of the Reorganization shall continue to be the Declaration of Trust until amended as provided by law.

         (b) By-laws. The By-laws of Calvert, which govern its series Income Fund, in effect at the Effective Time of the Reorganization shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with the Trust Indenture or said By-laws.

6.       REPRESENTATIONS AND WARRANTIES OF INCOME FUND

         (a) Organization, Existence, etc. Income Fund is a duly organized series of Calvert, validly existing and in good standing under the laws of the State of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, Income Fund is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Income Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b) Registration as Investment Company. Calvert, of which Income Fund is a series, is registered under the Investment Company Act of 1940 (the Act) as an open-end diversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

         (c) Capitalization. Income Fund has an unlimited number of shares of beneficial interest, no par value, of which as of ___________ ___, 1996, ____________ Class A shares and ___________ Class C shares were outstanding, and no shares were held in the treasury of Income Fund. All of the outstanding shares of Income Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since Income Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

         (d) Financial Statements. The financial statements of Income Fund for the year ended September 30, 1995 (Income Fund Financial Statements), previously delivered to Government Fund, fairly present the financial position of Income Fund as of September 30, 1995 and the results of its operations and changes in its net assets for the year then ended.

         (e) Shares to be Issued Upon Reorganization. Income Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

         (f) Authority Relative to this Agreement. Calvert has the power to enter into the Plan on behalf of its series Income Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Trustees of Calvert and no other proceedings by Calvert are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Income Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree which would be violated by its executing and carrying out the Plan.

         (g) Liabilities. There are no liabilities of Calvert on behalf of its series Income Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in Income Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to September 30, 1995 or otherwise previously disclosed to Government Fund, none of which has been materially adverse to the business, assets or results of operations of Income Fund.

         (h) Litigation. To the knowledge of Income Fund there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Income Fund or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

         (i) Contracts. Except for contracts and agreements previously disclosed to Government Fund under which no default exists, Income Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

         (j) Taxes. The federal income tax returns of Income Fund have been filed for all taxable years to and including September 30, 1994, and all taxes payable pursuant to such returns have been paid. Income Fund has qualified as a regulated investment company under the Internal Revenue Code in respect to each taxable year of Income Fund since commencement of its operations.

         (k) Registration Statement. Income Fund shall have filed with the Securities and Exchange Commission (the Commission ) a Registration Statement under the Securities Act of 1933 (Securities Act) relating to the shares of capital stock of Income Fund issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement

                  (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the Regulations), and

                  (ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

         Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in
Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by Income Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Government Fund for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in
Section 7(k).

7.       REPRESENTATIONS AND WARRANTIES OF GOVERNMENT FUND

         (a) Organization, Existence, etc. Government Fund is a duly organized series of Calvert, validly existing and in good standing under the laws of the State of Massachusetts, and has power to carry on its business as it is now being conducted. Currently, Government Fund is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Government Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b) Registration as Investment Company. Calvert, of which Government Fund is a series, is registered under the Act as an open-end diversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

         (c) Capitalization. Government Fund has an unlimited number of shares of beneficial interest, no par value, of which as of ______ ___, 1996, ______ shares were outstanding, and no shares were held in the treasury of Government Fund. All of the outstanding shares of Government Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since Government Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of Government Fund may change prior to the Effective Date of the Reorganization.

         (d) Financial Statements. The financial statements of Government Fund for the year ended September 30, 1995 (Government Fund Financial Statements), previously delivered to Income Fund, fairly present the financial position of Government Fund as of September 30, 1995 and the results of its operations and changes in its net assets for the year then ended.

         (e) Authority Relative to the Plan. Calvert has the power to enter into the Plan on behalf of Government Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Trustees of Calvert and, except for approval by the holders of its capital stock, no other proceedings by Calvert are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Government Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out the Plan.

         (f) Liabilities. There are no liabilities of Government Fund whether or not determined or determinable, other than liabilities disclosed or provided for in Government Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to September 30, 1995 or otherwise previously disclosed to Income Fund none of which has been materially adverse to the business, assets, or results of operations of Government Fund.

         (g) Litigation. To the knowledge of Government Fund there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Government Fund or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

         (h) Contracts. Except for contracts and agreements previously disclosed to Income Fund under which no default exists, Calvert on behalf of Government Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

         (i) Taxes. The federal income tax returns of Government Fund have been filed for all taxable years to and including the taxable year ended September 30, 1994 and all taxes payable pursuant to such returns have been paid. Government Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of Government Fund since commencement of its operations.

         (j) Portfolio Securities. All securities to be listed in the schedule of investments of Government Fund as of the Effective Time of the Reorganization will be owned by Calvert on behalf of Government Fund free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

         (k) Registration Statement. Government Fund will cooperate with Income Fund in connection with the Registration Statement referred to in
Section 6(k) of this Agreement, and will furnish to Income Fund the information relating to Government Fund required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to Government Fund,

                  (i) will comply in all material respects with the provisions of the Securities Act and its Regulations, and

                  (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in
Section I and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by Income Fund, insofar as it relates to Government Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Government Fund for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

8.       CONDITIONS TO OBLIGATIONS OF GOVERNMENT FUND

         The obligations of Government Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of the holders of a majority of the outstanding shares of capital stock of Government Fund.

         (b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, Income Fund shall have complied with each of its responsibilities under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of Income Fund since September 30, 1995. As of the Effective Time of the Reorganization, Government Fund shall have received a certificate from Income Fund satisfactory in form and substance to Government Fund indicating that it has met the terms stated in this Section.

         (c) Regulatory Approval. The Registration Statement referred to in Section 6(k) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

         (d) Tax Opinion. Government Fund shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Government Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Government Fund and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Government Fund in connection with the Reorganization, and on such other written representations as Government Fund and Income Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

                  (i) neither Government Fund nor Income Fund will recognize any gain or loss upon the transfer of the assets of Government Fund to and the assumption of its liabilities by Income Fund in exchange for Income Fund Shares and upon the distribution (whether actual or constructive) of Income Fund Shares to its shareholders in exchange for their shares of capital stock of Government Fund;

                  (ii) the shareholders of Government Fund who receive Income Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Government Fund for Income Fund Shares
(including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

                  (iii) the basis of Income Fund Shares received by Government Fund's shareholders will be the same as the basis of the shares of capital stock of Government Fund surrendered in the exchange; and

                  (iv) the basis of Government Fund assets acquired by Income Fund will be the same as the basis of such assets to Government Fund immediately prior to the Reorganization.

         (e) Opinion of Counsel. Government Fund shall have received the opinion of counsel for Income Fund, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Government Fund, to the effect that:

                  (i) Calvert is an open-end management company registered under the Act, and is duly organized and validly existing under the laws of the State of Massachusetts;

                  (ii) Income Fund is a series of Calvert;

                  (iii) the Plan and the Reorganization provided for in this Agreement and the execution and filing of the Plan have been duly authorized and approved by all requisite action of Income Fund and the Plan has been duly executed and delivered by Income Fund and is a valid and binding obligation of Income Fund; and

                  (iv) Income Fund Shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of capital stock of Income Fund.

9.       CONDITIONS TO OBLIGATIONS OF INCOME FUND

         The obligations of Income Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, Government Fund shall have complied with each of its obligations under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of Government Fund since September 30, 1995. Income Fund shall have received a certificate from Government Fund satisfactory in form and substance to Income Fund indicating that it has met the terms stated in this Section.

         (b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under state securities laws considered to be necessary shall have been obtained.

         (c) Opinion of Counsel. Income Fund shall have received the opinion of counsel for Government Fund, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Income Fund, to the effect that:

                  (i) Calvert is an investment company registered under the Act, and is duly organized and existing in good standing under the laws of the State of Massachusetts;

                  (ii) Government Fund is a series of Calvert; and

                  (iii) the Plan and the Reorganization provided for in this Agreement and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Calvert and the Plan will be duly executed and delivered by Government Fund and is a valid and binding obligation of Calvert and Government Fund.

         (d) Tax Opinion. Income Fund shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Income Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Government Fund and the shareholders of Government Fund. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Government Fund in connection with the Reorganization, and on such other written representations as Government Fund and Income Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

                  (i) neither Government Fund nor Income Fund will recognize any gain or loss upon the transfer of the assets of Government Fund to, and the assumption of its liabilities by, Income Fund in exchange for Income Fund Shares and upon the distribution (whether actual or constructive) of Income Fund Shares to its shareholders in exchange for their shares of beneficial interest of Government Fund;

                  (ii) the shareholders of Government Fund who receive Income Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Government Fund for Income Fund Shares
(including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

                  (iii) the basis of Income Fund Shares received by Government Fund's shareholders will be the same as the basis of the shares of capital stock of Government Fund surrendered in the exchange; and

                  (iv) the basis of Government Fund assets acquired by Income Fund will be the same as the basis of such assets to Government Fund immediately prior to the Reorganization.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

         (a) The parties hereto may, by agreement in writing authorized by the Board of Trustees, amend the Plan at any time before or after approval of the Plan by shareholders of Government Fund, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

         (b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

         (c) Government Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Income Fund if (i) a material condition to its performance under this Agreement or a material covenant of Income Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Income Fund.

         (d) Income Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Government Fund if (i) a material condition to its performance under this Agreement or a material covenant of Government Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Government Fund.

         (e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of Government Fund, without liability on the part of either party hereto or its respective trustees, officers, or shareholders, and shall be terminated without liability as of the close of business on September 30, 1995 if the Effective Time of the Reorganization is not on or prior to such date.

         (f) No representations, warranties, or covenants in or pursuant to the Plan (including certificates of officers) shall survive the Reorganization.

11.      EXPENSES

         Government Fund and Income Fund will bear their own expenses incurred in connection with this Reorganization.

12.      GENERAL

         This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to each of the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.


         IN WITNESS WHEREOF, Government Fund and Income Fund have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.



(SEAL)

Attest:                                       CALVERT U.S. GOVERNMENT FUND


By: Susan Walker Bender                       By: William M. Tartikoff



(SEAL)                                       CALVERT INCOME FUND


By: Susan Walker Bender                      By: William M. Tartikoff

                           The Calvert Fund


                  STATEMENT OF ADDITIONAL INFORMATION

                           January 31, 1995

                     Acquisition of the Assets of

                     Calvert U.S. Government Fund
                    (a series of The Calvert Fund)
                  4550 Montgomery Avenue, Suite 1000N
                       Bethesda, Maryland 20814

                   By and In Exchange for Shares of

                          Calvert Income Fund
                    (a series of The Calvert Fund)
                  4550 Montgomery Avenue, Suite 1000N
                       Bethesda, Maryland 20814

         This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of Calvert U.S. Government Fund ("Government Fund") in exchange for shares of Calvert Income Fund ("Income Fund"), consists of this cover page, the Pro Forma Financial Information, and the Statement of Additional Information of The Calvert Fund, dated January 31, 1995, attached hereto and incorporated herein by reference.

         This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated ______, 1996, relating to the above-referenced matter may be obtained from Calvert Group, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement.

         The date of this Statement of Additional Information is January 31, 1995,as revised ______, 1996.

                          CALVERT U.S. GOVERNMENT FUND
                              STATEMENT OF OPERATIONS
                               SEPTEMBER 30, 1995





                                                        CALVERT
                                                    U.S. GOVERNMENT
INVESTMENT INCOME                                        FUND



     Interest Income                              $    680,654
         Total investment income                       680,654

Expenses - Note B
     Investment advisory fee                            57,362
     Transfer agency fees and expenses                  19,313
     Distribution Plan expenses:
          Class A                                       21,114
          Class C                                        3,805
     Custodian Fees                                      3,086
     Registration fees                                  43,716
     Reports to shareholders                            17,173
     Miscellaneous                                       3,624
     Reimbursement from Advisor                         (6,653)
                                                   ___________
         Total expenses                                162,540
         Fees paid indirectly                           (2,617)
                                                   ___________
           Net expenses                                159,923
         NET INVESTMENT INCOME (LOSS)                  520,731
                                                   ___________



REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on investments                188,613
Net realized gain (loss) on foreign currency
              -
Change in unrealized appreciation or
  depreciation of investments                        1,176,503
Change in unrealized appreciation or
  depreciation of foreign currency                           -

         NET REALIZED AND UNREALIZED GAIN
         (LOSS) ON INVESTMENTS AND FOREIGN
         CURRENCY                                    1,365,116

         NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                  $1,349,660
                                                    __________
                                                    __________




                          CALVERT U.S. GOVERNMENT FUND
                              CALVERT INCOME FUND
                  PROFORMA STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995




                                                               CALVERT
                                                           U.S. GOVERNMENT
                                                                FUND

ASSETS
     Investments in securities, at value -
        see accompanying portfolio                          $8,908,756
     Cash                                                      438,181
     Receivable for securities sold                              1,044
     Interest receivable                                       136,302
     Other assets                                                4,405
           Total assets                                      9,488,688


                                                           CALVERT INCOME
                                                                FUND

ASSETS
     Investments in securities, at value -
        see accompanying portfolio                         $42,639,993
     Cash                                                      243,385
     Receivable for securities sold                          1,021,072
     Receivable for shares sold                                 20,685
     Interest receivable                                       668,573
     Other assets                                                6,147
           Total assets                                     44,599,855


                                                          PROFORMA COMBINED

ASSETS
     Investments in securities, at value -
        see accompanying portfolio                         $51,548,749
     Cash                                                      681,566
     Receivable for securities sold                          1,021,072
     Receivable for shares sold                                 21,729
     Interest receivable                                       804,875
     Other assets                                               10,522
           Total assets                                     54,088,543

                                                               CALVERT
                                                           U.S. GOVERNMENT
                                                                FUND
LIABILITIES
     Payable for securities purchased                         -
     Payable for shares redeemed                              -
     Payable to Calvert Asset Management Company,
       Inc.                                                      6,863
     Payable to Calvert Shareholder Services, Inc.               1,436
     Payable Calvert Distributors, Inc.                          2,048
     Accrued expenses and other liabilities                      6,181
                                                             _________
           Total liabilities                                    16,528
                                                             _________
               Net assets                                   $9,472,160
                                                             _________
                                                             _________

                                                            CALVERT INCOME
                                                                FUND
LIABILITIES
     Payable for securities purchased                        1,101,076
     Payable for shares redeemed                                30,308
     Payable to Calvert Asset Management Company,
       Inc.                                                     37,940
     Payable to Calvert Shareholder Services, Inc.               4,494
     Payable Calvert Distributors, Inc.                          5,907
     Accrued expenses and other liabilities                     17,538
                                                             _________
           Total liabilities                                 1,197,263
                                                             _________
               Net assets                                  $43,402,592
                                                             _________
                                                             _________


                                                          PROFORMA COMBINED
LIABILITIES
     Payable for securities purchased                        1,101,076
     Payable for shares redeemed                                30,308
     Payable to Calvert Asset Management Company,
       Inc.                                                     44,803
     Payable to Calvert Shareholder Services, Inc.               5,930
     Payable Calvert Distributors, Inc.                          7,955
     Accrued expenses and other liabilities                     23,719
                                                             _________
           Total liabilities                                 1,213,791
                                                             _________
               Net assets                                  $52,874,752
                                                             _________
                                                             _________

                                                               CALVERT
                                                           U.S. GOVERNMENT
                                                                FUND
NET ASSETS
     Net assets consist of:
     Paid-in capital applicable to 618,647
        outstanding Class A shares of beneficial interest,
        no par value (unlimited number of shares authorized) 9,353,142
     Paid-in capital applicable to 30,048
        outstanding Class C shares of beneficial interest,
        no par value (unlimited number of shares authorized)   425,416
     Undistributed net investment income                         4,316
     Accumulated realized gains (losses)                      (424,163)
     Net unrealized appreciation (depreciation)
        on investments                                         113,449

                                                            _________
           Net assets                                       $9,472,160
                                                            __________
                                                            __________

NET ASSETS - CLASS A                                        $9,036,855
                                                            __________
                                                            __________
SHARES OUTSTANDING - CLASS A                                   618,647
                                                            __________
                                                            __________
NET ASSET VALUE - CLASS A                                   $    14.61
                                                            __________
                                                            __________
     Maximum sales charge (3.75% of Class A
     Shares offering price).                                       .57
                                                            __________
                                                            __________
     Offering Price per Calss A share                       $    15.18
                                                            __________
                                                            __________
NET ASSETS - CLASS C                                        $  435,305
                                                            __________
                                                            __________
SHARES OUTSTANDING - CLASS C                                    30,048
                                                            __________
                                                            __________
NET ASSET VALUE - CLASS C                                   $    14.49
                                                            __________
                                                            __________


                                                           CALVERT INCOME
                                                                FUND
NET ASSETS
     Net assets consist of:
     Paid-in capital applicable to 2,534,815
        outstanding Class A shares of beneficial interest,
        no par value (unlimited number of shares authorized)42,147,520
     Paid-in capital applicable to 46,243
        outstanding Class C shares of beneficial interest,
        no par value (unlimited number of shares authorized)   737,103
     Undistributed net investment income                        12,419
     Accumulated realized gains (losses)                      (197,657)
     Net unrealized appreciation (depreciation)
        on investments                                         703,207

                                                            _________
           Net assets                                      $43,402,592
                                                            __________
                                                            __________

NET ASSETS - CLASS A                                       $42,637,008
                                                            __________
                                                            __________
SHARES OUTSTANDING - CLASS A                                 2,534,815
                                                            __________
                                                            __________
NET ASSET VALUE - CLASS A                                   $    16.82
                                                            __________
                                                            __________
     Maximum sales charge (3.75% of Class A
     Shares offering price).                                       .66
                                                            __________
                                                            __________
     Offering Price per Calss A share                       $    17.48
                                                            __________
                                                            __________
NET ASSETS - CLASS C                                        $  765,584
                                                            __________
                                                            __________
SHARES OUTSTANDING - CLASS C                                    46,243
                                                            __________
                                                            __________
NET ASSET VALUE - CLASS C                                   $    16.56
                                                            __________
                                                            __________


                                                          PROFORMA COMBINED
NET ASSETS
     Net assets consist of:
     Paid-in capital, Class A                              $51,500,662
     Paid-in capital, Class C                                1,162,519
     Undistributed net investment income                        16,735
     Accumulated realized gains (losses)                      (621,820)
     Net unrealized appreciation (depreciation)
        on investments                                         816,656

                                                            __________
           Net assets                                      $52,874,752
                                                            __________
                                                            __________

NET ASSETS - CLASS A                                       $51,673,863
                                                            __________
                                                            __________
SHARES OUTSTANDING - CLASS A                                 3,072,177 <F1>
                                                            __________
                                                            __________
NET ASSET VALUE - CLASS A                                   $    16.82
                                                            __________
                                                            __________
     Maximum sales charge (3.75% of Class A
     Shares offering price).                                       .66 <F2>
                                                            __________
                                                            __________
     Offering Price per Calss A share                       $    17.48
                                                            __________
                                                            __________
NET ASSETS - CLASS C                                        $1,200,889
                                                            __________
                                                            __________
SHARES OUTSTANDING - CLASS C                                    72,535 <F3>
                                                            __________
                                                            __________
NET ASSET VALUE - CLASS C                                   $    16.56
                                                            __________
                                                            __________

<F1>The proforma combined shares outstanding consists of 2,534,815 A shares of Calvert Income Fund and 537,362 A shares of Calvert U.S. Government Fund.
<F2>The maximum sales charge for the Calvert Income Fund and the Calvert
U.S. Government Fund is 3.75%.
<F3>The proforma combined shares outstanding consists of 46,243 C shares of
Calvert Income Fund and 26,292 C shares of Calvert U.S. Government Fund.


--------------------------------------------------------------------------
                        PART C. OTHER INFORMATION
--------------------------------------------------------------------------


Item 15. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of the Initial Registration Statement dated August 1, 1986, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 16. Exhibits

         1. Declaration of Trust, incorporated by reference to Registrant's initial registration statement, March 15, 1982.

         2. By-Laws, incorporated by reference to Registrant's Pre-Effective Amendment No. 2, September 3, 1982.

         4.       Agreement and Plan of Reorganization, filed herewith.

         5. Specimen Stock Certificate, with respect to the Calvert Income Fund and Calvert U.S. Government Fund series, incorporated by reference to Registrant's
                  Post-Effective Amendment No. 21, January 29, 1993.

         6. Advisory Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3, November 1, 1984.

         7. Underwriting and Dealer Agreements, incorporated by reference to Registrant's Post-Effective Amendment No. 27, January 31, 1995.

         8. Trustees' Deferred Compensation Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 28, 1992.

         9. Custodian Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 21, January 29, 1993.

         10. Rule 12b-1 Distribution Plan with respect to Registrant's Class C shares, incorporated by reference to Registrant's Post-Effective Amendment No. 27, January 31, 1995; with respect to Class A shares and the following series: Calvert Income Fund series, incorporated by reference to Registrant's Pre-Effective Amendment No. 2, September 3, 1982; with respect to Calvert U.S. Government Fund series, incorporated by reference to Registrant's Post-Effective Amendment No. 8, May 7, 1986.

         11. Opinion and Consent of Counsel as to Legality of Shares Being Registered, filed herewith.

         12. Opinion and Consent of Counsel on Tax Matters, filed herewith.

         14. Consent of Independent Accountants to Use of Report, filed herewith.

         16.      Copies of Power of Attorney Forms, filed herewith.

         17.      (a)      Current Calvert U.S. Government Fund
                           Prospectus, filed herewith.

                  (b) Current Calvert Income Fund Prospectus, filed herewith.

                  (c) The Calvert Fund U.S. Government Fund and Calvert Income Fund Statement of Additional Information, filed herewith.

                  (d) The Calvert Fund U.S. Government Fund and Calvert Income Fund Financial Data Schedules, filed herewith.

         Exhibits 3, 13, and 15 are omitted because they are inapplicable.


Item 17. Undertakings

         (1) Not Applicable

         (2) Not Applicable


                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Bethesda, and State of Maryland, on the _____ day of ___________, 1996.


                                                  THE CALVERT FUND



                                               By:
                                                 Clifton S. Sorrell, Jr.
                                                 President and Trustee

                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                                                Title
Date


                                                         Trustee and Principal
__/__/96
Clifton S. Sorrell, Jr.                                  Executive Officer


                                                         Principal Accounting
__/__/96
Ronald M. Wolfsheimer                                    Officer


      *                                                  Trustee
__/__/96
Richard L. Baird, Jr.


      *                                                  Trustee
__/__/96
Frank H. Blatz, Jr., Esq.


      *                                                  Trustee
__/__/96
Frederick T. Borts, M.D.


      *                                                  Trustee
__/__/96
Charles E. Diehl


      *                                                  Trustee
__/__/96
Douglas E. Feldman



      *                                                  Trustee
__/__/96
Peter W. Gavian


      *                                                  Trustee
__/__/96
John G. Guffey, Jr.


      *                                                  Trustee
__/__/96
Arthur J. Pugh


      *                                                  Trustee
__/__/96
David R. Rochat


      *                                                  Trustee
__/__/96
D. Wayne Silby




* By Susan Walker Bender, pursuant to Exhibit 16:
___________________________

                                                          Exhibit 11


                                                         ___________ __, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Exhibit 11, Form N-14
                  The Calvert Fund

Ladies and Gentlemen:

         As counsel to The Calvert Fund (the "Trust"), it is my opinion, based upon an examination of the Trust's Declaration of Trust and By-Laws and such other original or photostatic copies of Trust records, certificates of public officials, documents, papers, statutes, and authorities as I deemed necessary to form the basis of this opinion, that the securities being registered by this Registration Statement will, when sold, be legally issued, fully paid and non-assessable.

         Consent is hereby given to file this opinion of counsel with the Securities and Exchange Commission as an Exhibit to this Registration Statement.


                                                     Sincerely,


                                                     Susan Walker Bender
                                                     Associate General Counsel

                                                      Exhibit 12





                                                     December 19, 1995


Calvert U.S. Government Fund
Calvert Income Fund
4550 Montgomery Avenue
Bethesda, Maryland  20814

Re:      Acquisition of Assets of Calvert U.S. Government Fund

Ladies and Gentlemen:

         You have asked for our opinion as to certain tax consequences of the proposed acquisition of assets of Calvert
U.S. Government Fund ("Selling Fund"), a series of
The Calvert Fund, a Massachusetts business trust (the
"Company"), by Calvert Calvert Income Fund ("Acquiring Fund"), also a series of the Company, in exchange for voting shares of Acquiring Fund (the "Reorganization").

         In rendering our opinion, we have reviewed and relied upon the draft Prospectus/Proxy Statement dated December 13, 1995 and the Agreement and Plan of Reorganization (the "Agreement") dated as of December 19, 1995. We have relied, without independent verification, upon the factual statements made therein, and assume that there will be no change in material facts disclosed therein between the date of this letter and the date of closing of the Reorganization. We further assume that the Reorganization will be carried out in accordance with the Agreement. We have also relied upon the following representations, each of which has been made to us by officers of the Company on behalf of Acquiring Fund or of Selling Fund:

                  The Reorganization will be consummated substantially as described in the Agreement.

                  Acquiring Fund will acquire from Selling Fund at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this representation, assets of Selling Fund used to pay reorganization

Calvert U.S. Government Fund
Calvert Income Fund
December 19, 1995
Page 2


expenses, cash retained to pay liabilities, and redemptions and distributions (except for regular and normal distributions) made by Selling Fund immediately preceding the transfer which are part of the plan of reorganization, will be considered as assets held by Selling Fund immediately prior to the transfer.

                  To the best of the knowledge of management of Selling Fund, there is no plan or intention on the part of the shareholders of Selling Fund to sell, exchange, or otherwise dispose of a number of Acquiring Fund shares received in the Reorganization that would reduce the former Selling Fund shareholders' ownership of Acquiring Fund shares to a number of shares having a value, as of the date of the Reorganization
(the "Closing Date"), of less than 50 percent of the value of all of the formerly outstanding shares of Selling Fund as of the same date. For purposes of this representation, Selling Fund shares exchanged for cash or other property will be treated as outstanding Selling Fund shares on the Closing Date. There are no dissenters' rights in the Reorganization, and no cash will be exchanged for Selling Fund shares in lieu of fractional shares of Acquiring Fund. Moreover, shares of Selling Fund and shares of Acquiring Fund held by Selling Fund shareholders and otherwise sold, redeemed, or disposed of prior or subsequent to the Reorganization will be considered in making this representation, except for shares of Selling Fund or Acquiring
Fund redeemed in the ordinary course of business of Selling Fund or Acquiring Fund in accordance with the requirements of section
22(e) of the Investment Company Act of 1940.

                  Selling Fund has not redeemed and will not redeem the shares of any of its shareholders in connection with the Reorganization except to the extent necessary to comply with its legal obligation to redeem its shares.

                  The management of Acquiring Fund has no plan or intention to redeem or reacquire any of the Acquiring Fund shares to be received by Selling Fund shareholders in connection with the Reorganization, except to the extent necessary to comply with its legal obligation to redeem its shares.

                  The management of Acquiring Fund has no plan or intention to sell or dispose of any of the assets of Selling Fund which will be acquired by Acquiring Fund in the Reorganization, except for dispositions made in the ordinary course of business,

Calvert Responsibly Invested
  Bond Portfolio
Calvert Responsibly Invested
  Balanced Portfolio
December 19, 1995
Page 3


and to the extent necessary to enable Acquiring Fund to comply with its legal obligation to redeem its shares.

                  Following the Reorganization, Acquiring Fund will continue the historic business of Selling Fund in a substantially unchanged manner as part of the regulated investment company business of Acquiring Fund, or will use a significant portion of Selling Fund's historic business assets in a business.

                  There is no intercorporate indebtedness between Acquiring Fund and Selling Fund.

                  Acquiring Fund does not own, directly or indirectly, and has not owned in the last five years, directly or indirectly, any shares of Selling Fund. Acquiring Fund will not acquire any shares of Selling Fund prior to the Closing Date.

                  Acquiring Fund will not make any payment of cash or of property other than shares to Selling Fund or to any shareholder of Selling Fund in connection with the Reorganization.

                  Pursuant to the Agreement, the shareholders of Selling Fund will receive solely Acquiring Fund voting shares in exchange for their voting shares of Selling Fund.

                  The fair market value of the Acquiring Fund shares to be received by the Selling Fund shareholders will be approximately equal to the fair market value of the Selling Fund shares surrendered in exchange therefor.

                  Subsequent to the transfer of Selling Fund's assets to Acquiring Fund pursuant to the Agreement, Selling Fund will distribute the shares of Acquiring Fund, together with other assets it may have, in final liquidation as expeditiously as possible.

                  Selling Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

                  Selling Fund is treated as a corporation for federal income tax purposes and at all times in its existence has qualified as a regulated investment company, as defined in Section 851 of the Code.

Calvert Responsibly Invested
  Bond Portfolio
Calvert Responsibly Invested
  Balanced Portfolio
December 19, 1995
Page 4



                  Acquiring Fund is treated as a corporation for federal income tax purposes and at all times in its existence has qualified as a regulated investment company, as defined in Section 851 of the Code.

                  The sum of the liabilities of Selling Fund to be assumed by Acquiring Fund and the expenses of the Reorganization does not exceed twenty percent of the fair market value of the assets of Selling Fund.

                  The foregoing representations are true on the date of this letter and will be true on the date of closing of the Reorganization.

         Based on and subject to the foregoing, and our examination of the legal authority we have deemed to be relevant, it is our opinion that for federal income tax purposes:

           The acquisition by Acquiring Fund of substantially all of the assets of Selling Fund solely in exchange for voting shares of Acquiring Fund followed by the distribution by Selling
Fund of said Acquiring Fund shares to the shareholders of Selling
Fund in exchange for their Selling Fund shares will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Acquiring Fund and Selling Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

           No gain or loss will be recognized to Selling Fund upon the transfer of substantially all of its assets to Acquiring Fund solely in exchange for Acquiring Fund voting shares and assumption by Acquiring Fund of certain identified liabilities of Selling Fund, or upon the distribution of such Acquiring Fund voting shares to the shareholders of Selling Fund in exchange for all of their Selling Fund shares.

           No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Selling Fund (including any cash retained initially by Selling Fund to pay liabilities but later transferred) solely in exchange for Acquiring Fund voting shares and assumption by Acquiring Fund of certain identified liabilities of Selling Fund.

           The basis of the assets of Selling Fund acquired by Acquiring Fund will be the same as the basis of those assets in the hands of Selling Fund immediately prior to the transfer, and

Calvert Responsibly Invested
  Bond Portfolio
Calvert Responsibly Invested
  Balanced Portfolio
December 19, 1995
Page 5

the holding period of the assets of Selling Fund in the hands of Acquiring Fund will include the period during which those assets were held by Selling Fund.

           The shareholders of Selling Fund will recognize no gain or loss upon the exchange of all of their Selling Fund shares solely for Acquiring Fund voting shares. Gain, if any, will be realized by Selling Fund shareholders who in exchange for their Selling Fund shares receive other property or money in addition to Acquiring Fund shares, and will be recognized, but not in excess of the amount of cash and the value of such other property received. If the exchange has the effect of the distribution of a dividend, then the amount of gain recognized that is not in excess of the ratable share of undistributed earnings and profits of Selling Fund will be treated as a dividend.

           The basis of the Acquiring Fund voting shares to be received by the Selling Fund shareholders will be the same as the basis of the Selling Fund shares surrendered in exchange therefor.

           The holding period of the Acquiring Fund voting shares to be received by the Selling Fund shareholders will include the period during which the Selling Fund shares surrendered in exchange therefor were held, provided the Selling Fund shares were held as a capital asset on the date of the exchange.

         This opinion letter is delivered to you in satisfaction of the requirements of sections 8.D. and 9.D. of the Agreement. We hereby consent to the filing of this opinion as an exhibit to the Registration Statement on Form N-14 and to use of our name and any reference to our firm in the Registration Statement or in the Prospectus/Proxy Statement constituting a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                      Very truly yours,



                                     SULLIVAN & WORCESTER
                                     A Registered Limited Liability Partnership

                                                  Exhibit 14


                        CONSENT OF INDEPENDENT AUDITORS

We consent to the following with respect to the reigstration of securities on Form N-14 under the Securities Act of 1933, relative to the transfer of all the assets and liabilities of The Calvert Fund, Calvert U.S. Government Fund Portfolio to The Calvert Fund, Calvert Income Fund Portfolio in exchange for shares of The Calvert Fund, Income Fund Portfolio.

1. The inclusion of our report dated November 9, 1995 on our audit of the financial statements and financial highlights of The Calvert Income Fund, which report is included in the Annual Report to Shareholders for the year ended September 30, 1995.

2. The incorporation by reference of our report dated November 29, 1994 on our audit of the financial statements and financial highlights of The Calvert Income Fund, which report is included in the Annual Report to Shareholders for the year ended September 30, 1994, in the Statement of Additional Information of The Calvert Fund, dated January 31, 1995.

3. The reference to our Firm under the heading "Independent Accountants and Custodians" in the Statment of Additional Information of The Calvert Fund, dated January 31, 1995.

                                   COOPERS & LYBRAND, L.L.P.

Baltimore, Maryland
December 22, 1995

                                                               Exhibit 16
                                                               Ex-99.16



                            POWER OF ATTORNEY


         I, the undersigned Director of The Calvert Fund (the
"Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1995                                 Clifton S. Sorrell
Date                                        Signature

Donald K. Sorrell                           Clifton S. Sorrell
Witness                                     Name of Director

                          POWER OF ATTORNEY


                            POWER OF ATTORNEY


         I, the undersigned Director of The Calvert Fund (the
"Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.

March 1, 1995                               Ronald M. Wolfsheimer
Date                                        Signature

Katherine Stoner                            Ronald M. Wolfsheimer
Witness                                     Name of Director

                          POWER OF ATTORNEY


                            POWER OF ATTORNEY


         I, the undersigned Director of The Calvert Fund (the
"Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.

May 4, 1995                                 Richard L. Baird, Jr.
Date                                        Signature

C.S. Sorrell, Jr.                           Richard L. Baird, Jr.
Witness                                     Name of Director

                          POWER OF ATTORNEY


                            POWER OF ATTORNEY


         I, the undersigned Director of Calvert Tax-Free Reserves (the "Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.

May 4, 1995                                 Frank H. Blatz, Jr.
Date                                        Signature

Charles E. Diehl                            Frank H. Blatz, Jr.
Witness                                     Name of Director

                          POWER OF ATTORNEY


                            POWER OF ATTORNEY


         I, the undersigned Director of The Calvert Fund (the
"Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.

May 4, 1995                                 Frederick T. Borts
Date                                        Signature

John G. Guffey, Jr.                         Frederick T. Borts
Witness                                     Name of Director

                          POWER OF ATTORNEY


                            POWER OF ATTORNEY


         I, the undersigned Director of The Calvert Fund (the
"Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.

May 4, 1995                                 Douglas E. Feldman
Date                                        Signature

Richard L. Baird, Jr.                       Douglas E. Feldman
Witness                                     Name of Director

                          POWER OF ATTORNEY


                            POWER OF ATTORNEY


         I, the undersigned Director of The Calvert Fund (the
"Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.

May 4, 1995                                 John G. Guffey, Jr.
Date                                        Signature

Frederick T. Borts, M.D.                    John G. Guffey, Jr.
Witness                                     Name of Director

                          POWER OF ATTORNEY


                            POWER OF ATTORNEY


         I, the undersigned Director of The Calvert Fund (the
"Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.

May 4, 1995                                 Arthur J. Pugh
Date                                        Signature

Sharon H. Pugh                              Arthur J. Pugh
Witness                                     Name of Director

                          POWER OF ATTORNEY


                            POWER OF ATTORNEY


         I, the undersigned Director of The Calvert Fund (the
"Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.

May 4, 1995                                 David R. Rochat
Date                                        Signature

Ronald M. Wolfsheimer                       David R. Rochat
Witness                                     Name of Director

                          POWER OF ATTORNEY


                            POWER OF ATTORNEY


         I, the undersigned Director of The Calvert Fund (the
"Fund"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Fund with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Fund with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Fund, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Internal Revenue Code of 1986, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Fund in connection with any transaction approved by the Board of Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Fund, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.

May 4, 1995                                 D. Wayne Sibley
Date                                        Signature

Frederick T. Borts, M.D.                    D. Wayne Sibley
Witness                                     Name of Director

PROSPECTUS                                        Exhibit 17 (a)
January 31, 1995

THE CALVERT FUND
Calvert U. S. Government Fund
Calvert Income Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814

INVESTMENT OBJECTIVES

Calvert U.S. Government Fund seeks to provide high current income consistent with safety of principal by investing in a professionally managed portfolio consisting primarily of U.S. Government-backed obligations. There is no limitation on the maturity of obligations in which Calvert U.S. Government Fund may invest.

Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities of investment grade quality.

Each Fund offers two classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"); or (ii) Class C shares which impose neither a front-end sales charge nor a contingent deferred sales charge. Class C shares are not available through all dealers. Class C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.

TO OPEN AN ACCOUNT

Call your broker, or complete and return the enclosed Account Application. Minimum investment is $2,000 per Fund.

ABOUT THIS PROSPECTUS

Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Funds' goals match your own. Keep this document for future reference.

A Statement of Additional Information for the Funds (dated January 31, 1995) has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund:
800-368-2748.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID FUND EXPENSES


         CALVERT INCOME FUND

                                                     Class A           Class C

A.       Shareholder Transaction Costs
         Maximum Sales Charge on                     3.75%             None
         Purchases (as a percentage
         of offering price)

         Contingent Deferred Sales Charge            None              None

B.       Annual Fund Operating Expenses<F1>
         Fiscal Year 1994 (as a percentage
         of net assets, net of any applicable
         expense reimbursement/fee waiver)

         Management Fees                             0.70%             0.70%
         Rule 12b-1 Service and
         Distribution Fees                           0.25%             1.00%
         Other Expenses                              0.31%             1.13%
         Total Fund Operating Expenses               1.26%             2.83%

<F1>Expense  ratios for Class A shares have been  restated  to reflect  expenses anticipated for fiscal year 1995.

================================================================================


         CALVERT U.S. GOVERNMENT FUND
                                                     Class A           Class C

A.       Shareholder Transaction Costs
         Maximum Sales Charge on                     3.75%             None
         Purchases (as a percentage
         of offering price)

         Contingent Deferred Sales Charge            None              None

B.       Annual Fund Operating Expenses<F2>
         Fiscal Year 1994 (as a percentage
         of net assets, net of any applicable
         expense reimbursement/fee waiver)

         Management Fees                             0.60%             0.60%
         Rule 12b-1 Service and
         Distribution Fees                           0.25%             1.00%
         Other Expenses                              0.50%             0.93%
         Total Fund Operating Expenses               1.35%             2.53%

<F2>Expense  ratios for Class A shares have been  restated  to reflect  expenses anticipated for fiscal year 1995.


C. Example: You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


Fund                            1 Year   3 Years    5 Years     10 Years


Calvert Income Fund
Class A<F3>                     $50      $76        $104        $184
Class C                         $29      $88        $149        $316

Calvert U.S. Government Fund
Class A<F2>                     $51      $79        $109         $194
Class C                         $26      $79        $135         $287

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund may bear directly
(shareholder transaction costs) or indirectly (annual fund operating expenses).

<F2>Expense  ratios for Class A shares have been  restated  to reflect  expenses anticipated for fiscal year 1995.

<F3>Assumes payment of maximum initial sales charge at time of purchase.


A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

B. Annual Fund Operating Expenses. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the Funds' investments and business affairs. The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Funds' share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information.

The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, it is possible that long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

C. Example of Expenses. The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

================================================================================
FINANCIAL HIGHLIGHTS

The following tables provide information about the financial history of each Fund's Class A and C shares. They express the information in terms of a single share outstanding for the respective Fund throughout each period. The tables have been audited by those independent accountants whose reports are included in the respective Annual Reports to Shareholders of the Funds. The tables should be read in conjunction with the financial statements and their related notes. The current Annual Reports to Shareholders are incorporated by reference into the Statement of Additional Information.



Calvert Income Fund                                    Class C Shares
                                                       From Inception
                                                       (March 1, 1994) To
                                                       September 30, 1994


Net asset value, beginning of period                   $17.35

Income from investment operations
Net investment income                                  .57
Net realized and unrealized gain
(loss) on investments                                  (1.67)
Total from investment operations                       (1.10)

Distributions to shareholders
Dividends from net investment income                   (.62)
Distribution from capital gains                        --
Total Distributions                                    (.62)
Total increase (decrease) in
net asset value                                        (1.72)

Net asset value, end of period                         $15.63

Total return<F4>                                      (5.47)%

Ratio of expenses to average
net assets                                             2.65%(a)

Ratio of net income to average
net assets                                             5.62%(a)

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  7.29%(a)

Portfolio turnover                                     34%

Net assets, end of period                              $413,187

Number of shares outstanding
at end of period (in thousands)                        26

<F4>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================


Calvert Income Fund                            Class A Shares
                                               Year Ended
                                               September 30, 1994


Net asset value, beginning of period           $18.41

Income from investment operations
Net investment income                          1.16
Net realized and unrealized gain
(loss) on investments                          (2.42)
Total from investment operations               (1.26)

Distributions to shareholders
Dividends from net investment income           (1.16)
Distribution from capital gains                (.31)
Total Distributions                            (1.47)
Total increase (decrease) in
net asset value                                (2.73)

Net asset value, end of period                 $15.68

Total return<F4>                               (6.94)%

Ratio of expenses to average
net assets                                     1.07%

Ratio of net income to average
net assets                                     6.86%

Increase reflected in above net
investment income ratios due to
expense reimbursement                          --

Portfolio turnover                             34%

Net assets, end of period                      $45,935,905

Number of shares outstanding
at end of period (in thousands)                2,929

<F4>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized


Calvert Income Fund
                                                  Class A Shares
                                                  Year Ended September 30, 1993

Net asset value, beginning of period                   $17.50

Income from investment operations
Net investment income                                  1.23
Net realized and unrealized gain
(loss) on investments                                  .91
Total from investment operations                       2.14

Distributions to shareholders
Dividends from net investment income                   (1.23)
Distribution from capital gains                        --
Total Distributions                                    (1.23)
Total increase (decrease) in
net asset value                                        .91

Net asset value, end of period                         $18.41

Total return<F5>                                       12.47%

Ratio of expenses to average
net assets                                             1.00%

Ratio of net income to average
net assets                                             6.93%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  --

Portfolio turnover                                     25%

Net assets, end of period                              $53,134,459

Number of shares outstanding
at end of period (in thousands)                        2,886

<F5>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================


Calvert Income Fund
                                                 Class A Shares
                                                 Year Ended September 30, 1992

Net asset value, beginning of period                   $16.61

Income from investment operations
Net investment income                                  1.28
Net realized and unrealized gain
(loss) on investments                                  .89
Total from investment operations                       2.17

Distributions to shareholders
Dividends from net investment income                   (1.28)
Distribution from capital gains                        --
Total Distributions                                    (1.28)
Total increase (decrease) in
net asset value                                        .89

Net asset value, end of period                         $17.50

Total return<F5>                                       13.66%

Ratio of expenses to average
net assets                                             1.04%

Ratio of net income to average
net assets                                             7.59%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  --

Portfolio turnover                                     18%

Net assets, end of period                              $43,494,326

Number of shares outstanding
at end of period (in thousands)                        2,486

<F5>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================


Calvert Income Fund
                                                  Class A Shares
                                                  Year Ended September 30, 1991

Net asset value, beginning of period                   $15.58

Income from investment operations
Net investment income                                  1.31
Net realized and unrealized gain
(loss) on investments                                  1.03
Total from investment operations                       2.34

Distributions to shareholders
Dividends from net investment income                   (1.31)
Distribution from capital gains                        --
Total Distributions                                    (1.31)
Total increase (decrease) in
net asset value                                        1.03

Net asset value, end of period                         $16.61

Total return<F6>                                       15.72%

Ratio of expenses to average
net assets                                             1.08%

Ratio of net income to average
net assets                                             8.22%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  --

Portfolio turnover                                     27%

Net assets, end of period                              $36,412,545

Number of shares outstanding
at end of period (in thousands)                        2,193


<F6>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================


Calvert Income Fund
                                               Class A Shares
                                               Year Ended September 30, 1990

Net asset value, beginning of period               $16.36

Income from investment operations
Net investment income                              1.36
Net realized and unrealized gain
(loss) on investments                              (.78)
Total from investment operations                   .58

Distributions to shareholders
Dividends from net investment income               (1.36)
Distribution from capital gains                    --
Total Distributions                                (1.36)
Total increase (decrease) in
net asset value                                    (.78)

Net asset value, end of period                     $15.58

Total return<F6>                                    3.63%

Ratio of expenses to average
net assets                                         1.05%

Ratio of net income to average
net assets                                         8.42%

Increase reflected in above net
investment income ratios due to
expense reimbursement                              --

Portfolio turnover                                 5%

Net assets, end of period                          $32,201,363

Number of shares outstanding
at end of period (in thousands)                    2,066

<F6>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================

Calvert Income Fund
                                                  Class A Shares
                                                  Year Ended September 30, 1989

Net asset value, beginning of period                   $15.70

Income from investment operations
Net investment income                                  1.36
Net realized and unrealized gain
(loss) on investments                                  .71
Total from investment operations                       2.07

Distributions to shareholders
Dividends from net investment income                   (1.41)
Distribution from capital gains                        --
Total Distributions                                    (1.41)
Total increase (decrease) in
net asset value                                        .66

Net asset value, end of period                         $16.36

Total return<F7>                                       13.48%

Ratio of expenses to average
net assets                                             1.07%

Ratio of net income to average
net assets                                             8.57%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  --

Portfolio turnover                                     19%

Net assets, end of period                              $22,969,095

Number of shares outstanding
at end of period (in thousands)                        1,404


<F7>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized


================================================================================

Calvert Income Fund
                                                  Class A Shares
                                                  Year Ended September 30, 1988

Net asset value, beginning of period                    $15.29

Income from investment operations
Net investment income                                   1.42
Net realized and unrealized gain
(loss) on investments                                   .71
Total from investment operations                        2.13

Distributions to shareholders
Dividends from net investment income                    (1.42)
Distribution from capital gains                         (.30)
Total Distributions                                     (1.72)
Total increase (decrease) in
net asset value                                         .41

Net asset value, end of period                          $15.70

Total return<F7>                                        14.67%

Ratio of expenses to average
net assets                                              .94%

Ratio of net income to average
net assets                                              9.07%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                   .25%

Portfolio turnover                                      37%

Net assets, end of period                               $20,374,751

Number of shares outstanding
at end of period (in thousands)                         1,298


<F7>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized


================================================================================


Calvert Income Fund
                                             Class A Shares
                                             Year Ended September 30, 1987

Net asset value, beginning of period                   $17.04

Income from investment operations
Net investment income                                  1.51
Net realized and unrealized gain
(loss) on investments                                  (1.61)
Total from investment operations                       (.10)

Distributions to shareholders
Dividends from net investment income                   (1.47)
Distribution from capital gains                        (.18)
Total Distributions                                    (1.65)
Total increase (decrease) in
net asset value                                        (1.75)

Net asset value, end of period                         $15.29

Total return<F8>                                       (.84)%

Ratio of expenses to average
net assets                                             .85%

Ratio of net income to average
net assets                                             9.06%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  .25%

Portfolio turnover                                     42%

Net assets, end of period                              $20,573,546

Number of shares outstanding
at end of period (in thousands)                        1,345


<F8>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================

Calvert Income Fund
                                                 Class A Shares
                                                 Year Ended September 30, 1986

Net asset value, beginning of period                    $15.78

Income from investment operations
Net investment income                                   1.57
Net realized and unrealized gain
(loss) on investments                                   1.26
Total from investment operations                        2.83

Distributions to shareholders
Dividends from net investment income                    (1.57)
Distribution from capital gains                         --
Total Distributions                                     (1.57)
Total increase (decrease) in
net asset value                                         1.26

Net asset value, end of period                          $17.04

Total return<F8>                                        18.38%

Ratio of expenses to average
net assets                                              .85%

Ratio of net income to average
net assets                                              9.16%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                   .33%

Portfolio turnover                                      23%

Net assets, end of period                               $21,455,859

Number of shares outstanding
at end of period (in thousands)                         1,259

<F8>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================

Calvert Income Fund
                                                 Class A Shares
                                                 Year Ended September 30, 1985

Net asset value, beginning of period                   $14.30

Income from investment operations
Net investment income                                  1.72
Net realized and unrealized gain
(loss) on investments                                  1.53
Total from investment operations                       3.25

Distributions to shareholders
Dividends from net investment income                   (1.77)
Distribution from capital gains                        --
Total Distributions                                    (1.77)
Total increase (decrease) in
net asset value                                        1.48

Net asset value, end of period                         $15.78

Total return<F9>                                       23.31%

Ratio of expenses to average
net assets                                             .82%

Ratio of net income to average
net assets                                             10.74%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  .61%

Portfolio turnover                                     11%

Net assets, end of period                              $13,428,901

Number of shares outstanding
at end of period (in thousands)                        851


<F9>Total return does not reflect  deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized



================================================================================

Calvert U.S. Government Fund                           Class C Shares
                                                       From Inception
                                                       (March 1, 1994) To
                                                       September 30, 1994

New asset value, beginning of period                   $14.77

Income from investment operations
Net investment income                                 .34
Net realized and unrealized gain
(loss) on investments                                  (1.01)
Total from investment operations                       (.67)
Distributions to shareholders
Dividends from net investment income                   (.39)
Distribution from capital gains                        --
Total Distributions                                    (.39)
Total increase (decrease) in
net asset value                                        (1.06)

Net asset value, end of period                         $13.71

Total return<F10>                                     (3.58)%

Ratio of expenses to average
net assets                                             2.41%(a)

Ratio of net income to average
net assets                                             4.39%(a)

Increase reflected in above net
investment income ratio due to
expense reimbursement                                  7.96%(a)

Portfolio turnover                                     99%

Net assets, end of period                              $301,837

Number of shares outstanding
at end of period (in thousands)                        22

<F10>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================

Calvert U.S. Government Fund                           Class A Shares
                                                       Year Ended
                                                       September 30, 1994


New asset value, beginning of period                   $16.17

Income from investment operations
Net investment income                                  .75
Net realized and unrealized gain
(loss) on investments                                  (1.53)
Total from investment operations                       (.78)
Distributions to shareholders
Dividends from net investment income                   (.75)
Distribution from capital gains                        (.90)
Total Distributions                                    (1.65)
Total increase (decrease) in
net asset value                                        (2.43)

Net asset value, end of period                         $13.74

Total return<F10>                                     (5.19)%

Ratio of expenses to average
net assets                                             1.02%

Ratio of net income to average
net assets                                             4.99%

Increase reflected in above net
investment income ratio due to
expense reimbursement                                  --

Portfolio turnover                                     99%

Net assets, end of period                              $9,720,843

Number of shares outstanding
at end of period (in thousands)                        708

<F10>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized


================================================================================

Calvert U.S. Government Fund
                                                 Class A Shares
                                                 Year Ended September 30, 1993

Net asset value, beginning of period                   $15.72

Income from investment operations
Net investment income                                  .87
Net realized and unrealized gain
(loss) on investments                                  .45
Total from investment operations                       1.32

Distributions to shareholders
Dividends from net investment income                   (.87)
Distribution from capital gains                        --
Total Distributions                                    (.87)
Total increase (decrease) in
net asset value                                        .45

Net asset value, end of period                         $16.17

Total return<F11>                                       8.70%

Ratio of expenses to average
net assets                                             .95%

Ratio of net income to average
net assets                                             5.49%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  --

Portfolio turnover                                     191%

Net assets, end of period                              $13,652,275

Number of shares outstanding
at end of period (in thousands)                        844

<F11>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized


================================================================================

Calvert U.S. Government Fund
                                                 Class A Shares
                                                 Year Ended September 30, 1992

Net asset value, beginning of period                   $15.19

Income from investment operations
Net investment income                                  .95
Net realized and unrealized gain
(loss) on investments                                  .53
Total from investment operations                       1.48

Distributions to shareholders
Dividends from net investment income                   (.95)
Distribution from capital gains                        --
Total Distributions                                    (.95)
Total increase (decrease) in
net asset value                                        .53

Net asset value, end of period                         $15.72

Total return<F11>                                      10.07%

Ratio of expenses to average
net assets                                             1.11%

Ratio of net income to average
net assets                                             6.15%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  --

Portfolio turnover                                     --

Net assets, end of period                              $13,222,748

Number of shares outstanding
at end of period (in thousands)                        841

<F11>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized


================================================================================

Calvert U.S. Government Fund
                                                Class A Shares
                                                Year Ended September 30, 1991

Net asset value, beginning of period                   $14.50

Income from investment operations
Net investment income                                  1.00
Net realized and unrealized gain
(loss) on investments                                  .69
Total from investment operations                       1.69

Distributions to shareholders
Dividends from net investment income                   (1.00)
Distribution from capital gains                        --
Total Distributions                                    (1.00)
Total increase (decrease) in
net asset value                                        .69

Net asset value, end of period                         $15.19

Total return<F12>                                      12.07%

Ratio of expenses to average
net assets                                             1.26%

Ratio of net income to average
net assets                                             6.69%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  --

Portfolio turnover                                     --

Net assets, end of period                              $11,935,308

Number of shares outstanding
at end of period (in thousands)                        785

<F12>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized


================================================================================

Calvert U.S. Government Fund
                                                 Class A Shares
                                                 Year Ended September 30, 1990

Net asset value, beginning of period                  $14.52

Income from investment operations
Net investment income                                 1.13
Net realized and unrealized gain
(loss) on investments                                 (.02)
Total from investment operations                      1.11

Distributions to shareholders
Dividends from net investment income                  (1.13)
Distribution from capital gains                       --
Total Distributions                                   (1.13)
Total increase (decrease) in
net asset value                                       (.02)

Net asset value, end of period                        $14.50

Total return<F12>                                      7.91%

Ratio of expenses to average
net assets                                            .75%

Ratio of net income to average
net assets                                            7.77%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                 .51%

Portfolio turnover                                    --

Net assets, end of period                             $5,624,122

Number of shares outstanding
at end of period (in thousands)                       388

<F12>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized


================================================================================


Calvert U.S. Government Fund
                                                  Class A Shares
                                                  Year Ended September 30, 1989

Net asset value, beginning of period                   $14.34

Income from investment operations
Net investment income                                  1.19
Net realized and unrealized gain
(loss) on investments                                  .21
Total from investment operations                       1.40

Distributions to shareholders
Dividends from net investment income                   (1.22)
Distribution from capital gains                        --
Total Distributions                                    (1.22)
Total increase (decrease) in
net asset value                                        .18

Net asset value, end of period                         $14.52

Total return<F13>                                      10.20%

Ratio of expenses to average
net assets                                             .75%

Ratio of net income to average
net assets                                             8.32%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  .54%

Portfolio turnover                                     --

Net assets, end of period                              $3,379,592

Number of shares outstanding
at end of period (in thousands)                        233

<F13>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================

Calvert U.S. Government Fund
                                                  Class A Shares
                                                  Year Ended September 30, 1988

Net asset value, beginning of period                  $13.54

Income from investment operations
Net investment income                                 1.23
Net realized and unrealized gain
(loss) on investments                                 .80
Total from investment operations                      2.03

Distributions to shareholders
Dividends from net investment income                  (1.23)
Distribution from capital gains                       --
Total Distributions                                   (1.23)
Total increase (decrease) in
net asset value                                       .80

Net asset value, end of period                        $14.34

Total return<F13>                                     15.36%

Ratio of expenses to average
net assets                                            .53%

Ratio of net income to average
net assets                                            8.60%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                 1.10%

Portfolio turnover                                    8%

Net assets, end of period                             $2,988,364

Number of shares outstanding
at end of period (in thousands)                       208

<F13>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized

================================================================================

Calvert U.S. Government Fund
                                                  Class A Shares
                                                  Year Ended September 30, 1987


Net asset value, beginning of period                   $14.77

Income from investment operations
Net investment income                                  1.23
Net realized and unrealized gain
(loss) on investments                                  (1.26)
Total from investment operations                       (.03)

Distributions to shareholders
Dividends from net investment income                   (1.20)
Distribution from capital gains                        --
Total Distributions                                    (1.20)
Total increase (decrease) in
net asset value                                        (1.23)

Net asset value, end of period                         $13.54

Total return<F14>                                      (.54)%

Ratio of expenses to average
net assets                                             .50%

Ratio of net income to average
net assets                                             8.58%

Increase reflected in above net
investment income ratios due to
expense reimbursement                                  1.31%

Portfolio turnover                                     115%

Net assets, end of period                              $2,416,948

Number of shares outstanding
at end of period (in thousands)                        179

<F14>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized



================================================================================

Calvert U.S. Government Fund
                                                      Class A Shares
                                                      From Inception
                                                      (May 22, 1986
                                                      To September 30,
                                                      1986

Net asset value, beginning of period                  $15.00

Income from investment operations
Net investment income                                 .35
Net realized and unrealized gain
(loss) on investments                                 (.24)
Total from investment operations                      .11

Distributions to shareholders
Dividends from net investment income                  (.34)
Distribution from capital gains                       --
Total Distributions                                   (.34)
Total increase (decrease) in
net asset value                                       (.23)

Net asset value, end of period                        $14.77

Total return<F14>                                       .72%

Ratio of expenses to average
net assets                                            .50%(a)

Ratio of net income to average
net assets                                            7.01%(a)

Increase reflected in above net
investment income ratios due to
expense reimbursement                                 4.53%(a)

Portfolio turnover                                    --

Net assets, end of period                             $902,868

Number of shares outstanding
at end of period (in thousands)                       61


<F14>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized


================================================================================

INVESTMENT OBJECTIVES AND POLICIES

Calvert U.S. Government Fund invests primarily in U.S. Government-backed obligations.

Calvert U.S. Government Fund seeks to provide high current income consistent with safety of principal by investing in a professionally managed portfolio consisting primarily of U.S. Government-backed obligations. There is no limit on the maturity of securities in which Calvert U.S. Government Fund may invest.

Under normal circumstances, this Fund attempts to invest 100% of its assets in U.S. Government-backed obligations which include:

(1) Mortgage pass-through certificates issued by the Government National Mortgage Association (known as "GNMAs" or "Ginnie Maes");

(2) Direct  obligations  of the United  States  Treasury  which  consist of U.S.
Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years) and U.S. Treasury bonds (generally having maturities greater than ten years);

(3) Obligations issued or guaranteed by the United States Government, its agencies, or its instrumentalities which are supported by: (a) the full faith and credit of the U.S. Government (for example, GNMAs); (b) the right of the issuer to borrow an amount limited to a specific line of credit for the U.S. Government (for example, obligations of the Federal National Mortgage Association, known as "Fannie Maes"); and (c) the credit of the agency or instrumentality (for example, obligations of the Federal Home Loan Mortgage Corporation, known as "Freddie Macs");

(4) Securities collateralized by the mortgage-related obligations described above ("collateralized mortgage obligations" or "CMOs"); and

(5) U.S. Government-backed obligations subject to repurchase agreements with recognized securities dealers and banks.

The Advisor anticipates that a substantial portion of the Government-backed obligations in Calvert U.S. Government Fund's portfolio will consist of GNMAs although there is no set percentage that must be invested in GNMAs.

Calvert Income Fund invests in corporate bonds. 80% of its assets must be invested in bonds of investment grade quality.

Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, primarily through investment in investment grade bonds and other income-producing securities. Debt securities may be long-term, intermediate-term, short-term, or any combination thereof, depending on the Advisor's evaluation of current and anticipated market patterns and trends. The Advisor expects that the Fund's average weighted maturity will range between 5 and 20 years.

Calvert Income Fund invests 80% of its assets in corporate obligations which at the date of investment are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa), or by Standard and Poor's Corporation (AAA, AA, A, or BBB), or if not rated, are of comparable quality as determined by the Advisor. Though still investment grade, securities rated BBB/Baa possess certain speculative elements and are generally more susceptible to changing market conditions. All fixed income instruments are subject to interest-rate risk; that is, when market interest rates rise, the current principal value of a bond will decline.

The remaining 20% of the Fund's total assets may consist of other debt securities (see below) including bonds rated below BBB or Baa ("non-investment grade securities," commonly known as "junk bonds"). With lower rated bonds, there is a greater possibility that an adverse change in the financial condition of the issuer may affect its ability to pay principal and interest. In addition, to the extent the Fund holds any such bonds, it may be negatively affected by adverse economic developments, increased volatility or a lack of liquidity. See the Statement of Additional Information, "Non-Investment Grade Debt Securities," and bond ratings.

Calvert Income Fund may also purchase obligations issued or guaranteed as to principal by the U.S. Government or its agencies or instrumentalities;
certificates of deposit, time deposits, and bankers' acceptances of U.S. banks and their branches located outside of the U.S. and of U.S. branches of foreign banks, provided that the bank has total assets of at least one billion dollars or the equivalent in other currencies; commercial paper which at the date of investment is rated Prime-2 or better by Moody's, A-2 or better by Standard & Poor's, or, if not rated, is of comparable quality as determined by the Advisor; and any of the above securities subject to repurchase agreements with recognized securities dealers and banks. Up to 20% of the value of the Fund's total assets may consist of other debt securities (including securities convertible into or carrying warrants to purchase common stock or other equity securities) and income-producing preferred and common stocks.

GNMA Certificates

GNMA Certificates, or GNMAs, are mortgage-backed securities representing ownership of mortgage or construction loans that are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration or guaranteed by the Veterans Housing Administration. The GNMA may be secured by a single mortgage, such as a large multi-family housing development, or, more typically, by a "pool" or group of single-family housing mortgages.

Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMAs differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA. Upon receipt, principal payments will be reinvested by the Fund in additional securities at the then prevailing interest rate. The amount of any premium that may be paid upon purchase of a GNMA is not guaranteed. The Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMAs which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forgo the opportunity to invest in certain issues of GNMAs which would provide a high current income yield if the Advisor believes that such issues would be subject to a risk of prepayment or loss of principal over the long-term that would outweigh the short-term increment in yield.

Collateralized Mortgage Obligations

Collateralized mortgage obligations ("CMOs") are bonds which are the general obligations of the bond issuer. CMOs may be issued by governmental entities, such as the Federal Home Loan Mortgage Corporation (FHLMC), and by non-governmental entities, such as banks and other mortgage lenders. CMOs generally are secured by collateral consisting of individual mortgages or a pool of mortgages. CMOs are not direct obligations of the Government. However, Calvert U.S. Government Fund will purchase only those CMOs which are U.S. Government-backed obligations (those that are secured by mortgages or mortgage-related obligations which are issued or guaranteed by the U.S. Government, its agencies or its instrumentalities).

FNMA and FHLMC Certificates

Each Fund may invest in pass-through certificates issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Unlike GNMAs, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans.

Financial Futures, Options, and Other Investment Techniques

Each Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes (U.S. Government Fund only), entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund's portfolio to adjust the risk and return characteristics of the Fund's portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's 10% restriction on illiquid securities. See the Statement of Additional Information for more detail about these strategies.

Each Fund may enter into repurchase agreements and may purchase securities on a forward or when-issued basis.

In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back at a higher price. These transactions must be fully secured at all times, but they involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral.

Purchasing obligations for future delivery or on a "when-issued" basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The transactions are fully secured at all times.

Foreign Investments

Calvert Income Fund may invest up to 20% of its assets in securities of foreign issuers, provided such securities are denominated in U.S. dollars and trade on domestic securities exchanges or over-the-counter securities markets. Securities of foreign issuers may offer greater potential for capital appreciation or income than the securities of domestic issuers and may involve investment risks that are greater than those inherent in the securities of domestic issuers. Such differences might possibly result from future political and economic developments, disparities in economic systems, and imposition of foreign governmental restrictions. There may also be less publicly available information about a foreign issuer than about a domestic issuer; foreign issuers are not generally subject to uniform auditing, accounting and reporting requirements comparable to those applicable to domestic issuers.

Other Policies

Calvert Income Fund has the authority to invest in restricted securities and covered call options, and international money market instruments, and may borrow money from banks as a temporary measure for extraordinary or emergency purposes. However, it does not hold, and in the coming year it does not plan to acquire, more than 5% of the value of its assets in these types of securities or practices. An explanation of such investment policies is set forth in the Statement of Additional Information.

Each Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of $1 billion or more, but only if the value of the securities loaned from a Fund will not exceed one-third of the Fund's assets.

The Funds have adopted certain fundamental investment restrictions which are discussed in detail in the Statement of Additional Information. Unless specifically noted otherwise, the investment objective, policies and restrictions of the Funds are fundamental and may not be changed without shareholder approval.

Although U.S. Government-backed obligations in each Fund's portfolio may be guaranteed by the Government, a Fund's net asset value per share and yield are not guaranteed and will change in response to market conditions. There can be no assurance that any Fund will be successful in meeting its investment objective.

YIELD AND TOTAL RETURN

The Funds may advertise yield and total return for each class.

Yield measures the current investment performance for each class of the Fund, that is, the rate of income on its portfolio investments divided by the share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the maximum offering price per share on the last day of that period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds.

Both yield and total return are based on historical results and are not intended to indicate future performance.

Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the class' performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return usually will include the effect of paying the front-end sales charge, in the case of Class A shares. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "overall return" do not reflect deduction of the sales charge. You should consider overall return figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

MANAGEMENT OF THE FUND

The Trust's Board of Trustees supervises the Trust's activities and reviews its contracts with companies that provide it with services
 .
Calvert U.S. Government Fund and Calvert Income Fund are series of The Calvert Fund (the "Trust"), an open-end diversified management investment company organized as a Massachusetts business trust on March 15, 1982. The other series of the Fund are Calvert Strategic Growth Fund and Calvert Short-Term U.S. Government Fund.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. For matters affecting only one Fund, only shares of that Fund are entitled to vote. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

Portfolio Managers

Investment  selections  for the Funds are made by Colleen M. Denzler and Stephen
N. Van Order. Ms. Denzler has been with the Calvert Group since 1986, and has been a member of the Portfolio Investment Department since January 1987. She is a member of the Institute of Chartered Financial Analysts and the Washington Society of Investment Analysts. Mr. Van Order joined Calvert Group in October 1992 as the head of the trading desk. He oversees the day-to-day investments and operations of the department and participates in setting market and portfolio strategy. Previously, Mr. Van Order was Director of Long Term Funding at Federal National Mortgage Association (Fannie Mae). In his former capacity, Mr. Van
Order was responsible for Fannie Mae's long term borrowing programs, hedging programs and debt marketing program.

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of the Funds' investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1994, Calvert Group managed and administered assets in excess of $4.2 billion and more than 200,000 shareholder and depositor accounts.

Calvert Asset Management serves as Advisor to the Funds.

Calvert Asset Management Company, Inc. (the "Advisor") is the Funds' investment advisor. The Advisor provides the Funds with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Funds and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Advisor has agreed to limit the Funds' expenses to the most restrictive state limitation in effect.

The Advisor receives a fee based on a percentage of each Fund's assets.

For its services during the fiscal year ended September 30, 1994, the Advisor was entitled pursuant to the Investment Advisory Agreement, to receive the following investment advisory fees as a percentage of the Funds' respective average daily net assets: Calvert U.S. Government Fund, 0.60%; and Calvert Income Fund, 0.70%.

Calvert Distributors, Inc. serves as underwriter to market the Fund's shares.

Effective March 1, 1995, Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors. Prior to March 1, 1995, Calvert Securities Corporation was the principal underwriter.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Funds' transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Funds in several ways which are described here and in the chart below.

An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert
Group  at  800-368-2748  to  receive   information  and  the  required  separate
application.

Alternative Sales Options

Each Fund offers two classes of shares:

Class A Shares - Front End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class C shares - Level Load Option

Class C shares are sold without a sales charge at the time of purchase or redemption.

Class C shares have higher expenses

Each Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to a maximum of 0.50% annually of the average daily net asset value of Class A shares for Calvert Income Fund (0.25% for U.S. Government). The Class C Distribution Plan provides for the payment of an annual distribution fee to CDI of up to 0.75%, plus a service fee of up to 0.25%, for a total of 1.00% of the average daily net assets attributable to their respective classes.

Considerations for deciding which class of shares to buy

Income distributions for Class A shares will probably be higher than those for Class C shares, as a result of the distribution expenses described above. (See also "Total Return.") You should consider Class A shares if you qualify for a reduced sales charge under Class A or if you plan to hold the shares for several years.

Class A Shares

Class A shares are offered at net asset value plus a front-end sales charge as follows:


Amount of Investment          As a % of            As a % of     Concession to
                              Offering             Net Amount      Dealers
                              Price                Invested        as a % of
                                                                 Amount Invested

Less than $50,000             3.75%                 3.90%             3.00%
$50,000 but less
than $100,000                 3.00%                 3.09%             2.25%
$100,000 but less
than $250,000                 2.25%                 2.30%             1.75%
$250,000 but less
than $500,000                 1.75%                 1.78%             1.25%
$500,000 but less
than $1,000,000               1.00%                 1.01%             0.80%
$1,000,000 and over           0.00%                 0.00%             0.25%*

*For new investments (new purchases but not exchanges) of $1 million or more a broker-dealer will have the choice of being paid a finder's fee by CDI in one of the following methods: (1) CDI may pay broker-dealer, on a monthly basis for 12 months, an annual rate of 0.30%. Payments will be made monthly at the rate of 0.025% of the amount of the investment, less redemptions; or (2) CDI may pay broker-dealers 0.25% of the amount of the purchase; however, CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within thirteen months of the time of purchase.


Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

Class A Distribution Plan

Each Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.25% of the average daily net asset value of Class A shares of U.S. Government Fund (0.50% of Calvert Income Fund), to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the fiscal year ended September 30, 1994, Class A Distribution Plan expenses for the Income and U.S. Government Funds were 0.06% and 0.09%, respectively.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Class C Shares

Class C shares are not available through all dealers. Class C shares are offered at net asset value, without a front-end sales charge or a contingent deferred sales charge. Class C expenses are higher than those of Class A.

Class C Distribution Plan

Each Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay dealers and other selling firms dealer-paid quarterly compensation at an annual rate of up to 0.75%, plus a service fee, as described above under "Class A Distribution Plan," of up to 0.25%, of the average daily net asset value of each share sold by such others. For the fiscal year ended September 30, 1994, Class C Distribution Plan expenses were 1.00% and 1.00% for the Income and U.S. Government Funds, respectively.

Arrangements with Broker-Dealers and Others

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Fund's Rule 12b-1 Distribution Plan.

Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

HOW TO BUY SHARES
(BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)

Method          New Accounts                    Additional Investments

By Mail         $2,000 minimum                  $250 minimum

                Please make your check          Please make your check
                payable to the Fund of          payable to the Fund of
                your choice and mail it         your choice and mail it
                with your application to:       with your investment slip to:


These addresses    Calvert Group                     Calvert Group
effective          P.O. Box 419544                   P.O. Box 419739
April 1, 1995      Kansas City, MO 64179-6542        Kansas City, MO 64105-6739

By Registered, Certified, or Overnight Mail:         Calvert Group
                                                     c/o NFDS, 6th Floor
                                                     1004 Baltimore
                                                     Kansas City, MO 64105-1807

Through Your
Broker          $2,000 minimun                  $250 minimum

At the Calvert           Visit the Calvert Branch Office to make investments by
Branch Office            check. See back cover page for location.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER, OR CALVERT GROUP AT
800-368-2745

By Exchange     $2,000 minimum                  $250 minimum
(From your account in another Calvert Group Fund)

When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire     $2,000 minimun                 $250 minimum

By Calvert Money      Not Available for         $50 minimum
Controller*           initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

Net asset value per share ("NAV)" refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAVs of each class will vary daily based on the market values of the Funds' respective investments.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Trustees believes accurately reflects fair value.

The NAV for each Fund is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

Your purchase will be processed at the next offering price based on the next net asset value calculated after your order is received and accepted. If your purchase is received by 4:00 p.m. Eastern time, your account will be credited on the day of receipt. If your purchase is received after 4:00 p.m. Eastern time, it will be credited the next business day. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check does not clear, your purchase will be cancelled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, the Fund can hold payment on redemptions until it is reasonably satisfied that the investment is collected (normally 10 business days). To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee.

Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES

You may exchange shares of the Fund for shares of other Calvert Group Funds.

If your investment goals change, the Calvert Group Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. However, to protect a Fund's performance and to minimize costs, Calvert Group discourages frequent exchanges and may prohibit additional purchases of Fund shares by persons engaged in too many short-term trades. Before you make an exchange from a Fund or Portfolio, please note the following:

Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

Shares of a particular class of the Fund may be exchanged only for shares of the same class of another Calvert Fund, except that any class may be exchanged for Class A shares of any Calvert money market fund.

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Fund, and does not apply to trades solely among money market funds.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour yield and prices

Calvert Group has a round-the-clock telephone service that lets existing customers use a push button phone to obtain prices, yields and account balances. Complete instructions for this service may be found on the back of each statement.

Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow one or two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert Group for a Money Controller Application.

Telephone Transactions

Calvert may record all telephone calls.

If you have telephone transaction privileges, you may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services

Complete the "Option" sections of the application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings

You can help in an effort to reduce Fund expenses and save paper and trees for the environment.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

Tax-Saving Retirement Plans

Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the chart on page _____. Also, reduced sales charges may apply. See "Exhibit A - Reduced Sales Charges."

Individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income. Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, or to corporations and their employees.

Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations. Salary reduction pension plans (SAR-SEP
IRAs) are also available to employers with 25 or fewer employees.

403(b)(7)  Custodial  Accounts:   available  to  employees  of  most  non-profit
organizations and public schools and universities.

SELLING YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See the chart below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the first or second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Minimum account balance is $1,000 per Fund.

Please maintain a balance in your account of at least $1,000 per Fund, per class. If, due to redemptions, the account falls below $1,000, or you fail to invest at least $1,000, your account may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000 minimum.

HOW TO SELL YOUR SHARES

By Mail To:

Calvert Group
4550 Montgomery Ave.
Bethesda, MD  20814

Effective 4/1/95:
Calvert Group
P.O. Box 419544
Kansas City, MO
64179-6542

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of Registration           Requirements

Corporations,
Associations           Letter of instruction and a corporate resolution,
                       signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to an address or bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions" on page ___.

Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. (Eastern time). Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have regular checks for a fixed amount sent to you on the 15th of each month simply by sending a letter with all the information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature-guaranteed.

Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each year, the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Dividends from the Funds' net investment income are declared and paid on a monthly basis. Net investment income consists of the interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of the Funds' net short-term capital gains (treated as dividends for tax purposes) and its net long-term capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are generally anticipated to be higher for Class A shares.

Dividend and Distribution Payment Options.

Dividends and any distributions are automatically reinvested in the same Portfolio at net asset value (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions may be automatically invested in an identically registered account with the same account number in any other Calvert Group Fund at net asset value. If reinvested in the same Fund account, new shares will be purchased at net asset value on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"Buying a Dividend"

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, the Funds will mail you Form 1099-DIV indicating the federal tax status of dividends and capital gain distributions paid to you by the Funds during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the three months prior are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares.

You may realize a capital gain or loss when you sell or exchange shares.

If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Funds will mail you Form 1099-B indicating the date of and proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires the Funds to withhold 31% of your dividends and certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Funds reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.

EXHIBIT A

REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation. The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent. If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the Statement of Additional Information.

Group Purchases. If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and
(iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k). There is no sales charge on shares purchased for the benefit of a retirement plan under Section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under Section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least 200 eligible employees. Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under Section 401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that a) its 401(k) plan has at least 200 eligible employees; or b) the cost or current value of shares the plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to:
Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances. There is no sales charge on shares of any fund (portfolio or series) of the Calvert Group of Funds sold to (i) current and retired members of the Board of Trustees/Directors of the Calvert Group of Funds, (and the Advisory Council of the Calvert Social Investment Fund); (ii) directors, officers and employees of the Advisor, Distributor, and their affiliated companies; (iii) directors, officers and registered representatives of brokers distributing the Fund's shares; and immediate family members of persons listed in (i), (ii), and (iii), above; (iv) dealers, brokers, or registered investment advisors that have entered into an agreement with CDI providing specifically for the use of shares of the Fund (Portfolio or Series) in particular investment programs or products (where such program or product already has a fee charged therein) made available to the clients of such dealer, broker, or registered investment advisor; and (v) trust departments of banks or savings institutions for trust clients of such bank or savings institution.

Established Accounts. Shares of Calvert Income Fund may be sold at net asset value to accounts opened on or before January 12, 1987.

Dividends and Capital Gain Distributions from other Calvert Group Funds. You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge. Dividends and distributions from Calvert Group money market funds used to purchase shares of the Fund will not be subject to the applicable sales charge, effective April 1, 1995.

Reinstatement Privilege. If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.

Redemptions From Other Mutual Funds. You may purchase shares of the above funds at net asset value, without sales charge, to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund. When making a purchase at net asset value under this provision, the Fund or Portfolio must receive one of the following with your direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund or Portfolio, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases. Purchases with redemptions from money market funds are not eligible for this privilege. This provision is effective through March 15, 1995 only, but may be extended at the discretion of the Distributor.

================================================================================
To Open an Account:                               Prospectus
800-368-2748                                     January 31, 1995

Yields and Prices:
Calvert Information Network                      THE CALVERT FUND
24 hours, 7 days a week
800-368-2745
                                                 Calvert U.S. Government Fund
Service for Existing Account:
Shareholders             800-368-2745            Calvert Income Fund
Brokers                  800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Effective April 1, 1995:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc. (effective 3/1/95)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Table of Contents

Fund Expenses
Financial Highlights
Investment Objectives and Policies
Yield and Total Return
Management of the Fund
SHAREHOLDER GUIDE:
Alternative Sales Options
How to Buy Shares
Net Asset Value
When Your Account Will Be Credited
Exchanges
Other Calvert Group Services
Selling Your Shares
How to Sell Your Shares
Dividends, Capital Gains and Taxes
Exhibit A - Reduced Sales Charges

PROSPECTUS                                             Exhibit 17 (b)
January 31, 1995, As Revised September 30, 1995

THE CALVERT FUND
CALVERT INCOME FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

INVESTMENT OBJECTIVE Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

The Fund offers two classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"); or (ii) Class C shares which impose neither a front-end sales charge nor a contingent deferred sales charge. Class C shares are not available through all dealers. Class C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.

TO OPEN AN ACCOUNT Call your broker, or complete and return the enclosed Account Application. Minimum investment is $2,000.

ABOUT THIS PROSPECTUS Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Fund's goals match your own. Keep this document for future reference.

A Statement of Additional Information for the Fund (dated January 31, 1995 and revised September 30, 1995) has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID

================================================================================

FUND EXPENSES

                                             Class A       Class C

A.  Shareholder Transaction Costs
    Maximum Sales Charge on Purchases (as a  3.75%         None
    percentage of offering price)
    Contingent Deferred Sales Charge         None          None
B.  Annual Fund Operating Expenses<F1>
    Fiscal Year 1994
    (as a percentage of net assets, net of
    any applicable expense
    reimbursement/fee waiver)
    Management Fees                          0.70%         0.70%
    Rule 12b-1 Service and Distribution Fees
                                             0.25%         1.00%
    Other Expenses                           0.31%         1.13%
    Total Fund Operating Expenses            1.26%         2.83%

<F1>Expense  ratios for Class A shares have been  restated  to reflect  expenses anticipated for fiscal year 1995.


C. Example: You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                1 Year             3 Years             5 Years         10 Years

Class A<F2>      $50                $76                 $104               $184

Class C          $29                $88                 $149               $316

<F2>Assumes payment of maximum initial sales charge at time of purchase.


Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

B. Annual Fund Operating Expenses. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the Fund's investments and business affairs. The Fund incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Fund's share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information.

The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, it is possible that long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

C. Example of Expenses. The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

================================================================================
FINANCIAL HIGHLIGHTS

The following table provides information about the financial history of the Fund's Class A and C shares. They express the information in terms of a single share outstanding for the Fund throughout each period. The table has been audited by those independent accountants whose reports are included in the Annual Reports to Shareholders of the Fund. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.

                                                  Class C Shares
                                                  From Inception (March 1, 1994)
                                                  To September 30, 1994

Net asset value, beginning of period                  $17.35

Income from investment operations
Net investment income                                 .57
Net realized and unrealized gain (loss) on            (1.67)
investments
Total from investment operations                      (1.10)

Distributions to shareholders
Dividends from net investment income                  (.62)
Distribution from capital gains                       --
Total Distributions                                   (.62)

Total increase (decrease) in net asset value          (1.72)

Net asset value, end of period                        $15.63

Total return<F3>                                     (5.47)%

Ratio of expenses to average net assets               2.65%(a)

Ratio of net income to average net assets             5.62%(a)

Increase reflected in above net investment income     7.29%(a)
ratios due to expense reimbursement
Portfolio turnover                                    34%

Net assets, end of period                             $413,187

Number of shares outstanding at end of period (in
thousands)                                            26

<F3>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized



================================================================================


                                                  Class A Shares
                                                  Year Ended September 30, 1994


Net asset value, beginning of period                      $18.41

Income from investment operations
Net investment income                                     1.16
Net realized and unrealized gain (loss) on                (2.42)
investments
Total from investment operations                          (1.26)

Distributions to shareholders
Dividends from net investment income                      (1.16)
Distribution from capital gains                           (.31)
Total Distributions                                       (1.47)

Total increase (decrease) in net asset value              (2.73)

Net asset value, end of period                            $15.68

Total return<F3>                                         (6.94)%

Ratio of expenses to average net assets                   1.07%

Ratio of net income to average net assets                 6.86%

Increase reflected in above net investment income          --
ratios due to expense reimbursement
Portfolio turnover                                        34%

Net assets, end of period                                 $45,935,905

Number of shares outstanding at end of period (in
thousands)                                                2,929

<F3>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.
(a) Annualized



================================================================================


Calvert Income Fund                                   Class A Shares
                                                      Year Ended September 30,
                                                      1993              1992


Net asset value, beginning of year                    $17.50            $16.61

Income from investment operations
Net investment income                                 1.23                1.28
Net realized and unrealized gain on investments       .91                  .89
Total from investment operations                      2.14                2.17

Distributions to shareholders
Dividends from net investment income                  (1.23)             (1.28)
Distribution from capital gains                       --                   --
Total Distributions                                   (1.23)             (1.28)

Total increase in net asset value                     .91                  .89

Net asset value, end of year                          $18.41            $17.50

Total return<F4>                                      12.47%            13.66%

Ratio of expenses to average net assets               1.00%              1.04%

Ratio of net income to average net assets             6.93%              7.59%

Portfolio turnover                                    25%                  18%

Net assets, end of year                            $53,134,459     $43,494,326

Number of shares outstanding at end of year (in       2,886              2,486
thousands)

<F4>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.


================================================================================


Calvert Income Fund                               Class A Shares
                                                  Year Ended September 30, 1991

Net asset value, beginning of year                    $15.58

Income from investment operations
Net investment income                                   1.31
Net realized and unrealized gain on investments         1.03
Total from investment operations                        2.34

Distributions to shareholders
Dividends from net investment income                   (1.31)
Distribution from capital gains                          --
Total Distributions                                    (1.31)

Total increase in net asset value                        1.03

Net asset value, end of year                           $16.61

Total return<F4>                                       15.72%

Ratio of expenses to average net assets                 1.08%

Ratio of net income to average net assets               8.22%

Portfolio turnover                                        27%

Net assets, end of year                             $36,412,545

Number of shares outstanding at end of year (in         2,193
thousands)

<F4>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.

================================================================================


Calvert Income Fund                                   Class A Shares
                                                      Year Ended September 30,
                                                      1990              1989

New asset value, beginning of year                    $16.36            $15.70

Income from investment operations
Net investment income                                 1.36                1.36
Net realized and unrealized gain (loss) on
investments                                           (.78)                .71
Total from investment operations                      .58                 2.07

Distributions to shareholders
Dividends from net investment income                  (1.36)             (1.41)
Distribution from capital gains                       --                   --
Total Distributions                                   (1.36)             (1.41)

Total increase (decrease) in net asset value          (.78)                .66
Net asset value, end of year                          $15.58            $16.36

Total return<F5>                                      3.63%             13.48%

Ratio of expenses to average net assets               1.05%              1.07%

Ratio of net income to average net assets             8.42%              8.57%

Portfolio turnover                                    5%                   19%

Net assets, end of year                           $32,201,363      $22,969,095

Number of shares outstanding at end of year (in       2,066              1,404
thousands)

<F5>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.


================================================================================

Calvert Income Fund                                   Class A Shares
                                                      Year Ended September 30,
                                                      1988               1987

New asset value, beginning of year                    $15.29             $17.04

Income from investment operations
Net investment income                                 1.42                 1.51
Net realized and unrealized gain (loss) on            .71                (1.61)
investments
Total from investment operations                      2.13                (.10)

Distributions to shareholders
Dividends from net investment income                  (1.42)             (1.47)
Distribution from capital gains                       (.30)               (.18)
Total Distributions                                   (1.72)             (1.65)

Total increase (decrease) in net asset value          .41                (1.75)

Net asset value, end of year                          $15.70             $15.29

Total return<F6>                                      14.67%             (.84)%

Ratio of expenses to average net assets               .94%                 .85%

Ratio of net income to average net assets             9.07%               9.06%

Increase reflected in above net investment income     .25%                 .25%
ratio due to expense reimbursement

Portfolio turnover                                    37%                   42%

Net assets, end of year                            $20,374,751      $20,573,546

Number of shares outstanding at end of year (in
thousands)                                            1,298               1,345

<F6>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.


================================================================================

Calvert Income Fund                                   Class A Shares
                                                      Year Ended September 30,
                                                      1986                1985

New asset value, beginning of year                    $15.78            $14.30

Income from investment operations
Net investment income                                 1.57                1.72
Net realized and unrealized gain (loss) on            1.26                1.53
investments
Total from investment operations                      2.83                3.25

Distributions to shareholders
Dividends from net investment income                  (1.57)             (1.77)
Distribution from capital gains                       --                   --
Total Distributions                                   (1.57)             (1.77)

Total increase (decrease) in net asset value          1.26                 1.48

Net asset value, end of year                          $17.04             $15.78

Total return<F7>                                      18.38%             23.31%

Ratio of expenses to average net assets               .85%                 .82%

Ratio of net income to average net assets             9.16%              10.74%

Increase reflected in above net investment income     .33%                 .61%
ratio due to expense reimbursement

Portfolio turnover                                    23%                   11%

Net assets, end of year                            $21,455,859      $13,428,901

Number of shares outstanding at end of year (in       1,259                 851
thousands)

<F7>Total return does not reflect deduction of Class A front-end sales charges.
Total return prior to 1989 is not audited.

================================================================================

INVESTMENT OBJECTIVE AND POLICIES

Calvert Income Fund invests in a variety of fixed-income securities, 65% of which must be of investment grade quality.

Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, primarily through investment in investment grade bonds and other income-producing securities. The Fund is nondiversified. Debt securities may be long-term, intermediate-term, short-term, or any combination thereof, depending on the Advisor's evaluation of current and anticipated market patterns and trends.

Calvert Income Fund invests 80% of its assets in corporate obligations and other fixed-income securities. At least 65% of its assets at the date of investment are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa), or by Standard and Poor's Corporation (AAA, AA, A, or BBB), or if not rated, are of comparable quality as determined by the Advisor. Though still investment grade, securities rated BBB/Baa possess certain speculative elements and are generally more susceptible to changing market conditions. All fixed income instruments are subject to interest-rate risk; that is, when market interest rates rise, the current principal value of a bond will decline.

The remaining 35% of the Fund's total assets may consist of other debt securities (see below) including bonds rated below BBB or Baa ("non-investment grade securities," commonly known as "junk bonds"). With lower rated bonds, there is a greater possibility that an adverse change in the financial condition of the issuer may affect its ability to pay principal and interest. In addition, to the extent the Fund holds any such bonds, it may be negatively affected by adverse economic developments, increased volatility or a lack of liquidity. See the Statement of Additional Information, "Non-Investment Grade Debt Securities," and bond ratings.

Calvert Income Fund may also purchase obligations issued or guaranteed as to principal by the U.S. Government or its agencies or instrumentalities;
certificates of deposit, time deposits, and bankers' acceptances of U.S. banks and their branches located outside of the U.S. and of U.S. branches of foreign banks, provided that the bank has total assets of at least one billion dollars or the equivalent in other currencies; commercial paper which at the date of investment is rated Prime-2 or better by Moody's, A-2 or better by Standard & Poor's, or, if not rated, is of comparable quality as determined by the Advisor; and any of the above securities subject to repurchase agreements with recognized securities dealers and banks. Up to 20% of the value of the Fund's total assets may consist of other debt securities (including securities convertible into or carrying warrants to purchase common stock or other equity securities) and income-producing preferred and common stocks.

GNMA Certificates

GNMA Certificates, or GNMAs, are mortgage-backed securities representing ownership of mortgage or construction loans that are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration or guaranteed by the Veterans Housing Administration. The GNMA may be secured by a single mortgage, such as a large multi-family housing development, or, more typically, by a "pool" or group of single-family housing mortgages.

Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMAs differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA. Upon receipt, principal payments will be reinvested by the Fund in additional securities at the then prevailing interest rate. The amount of any premium that may be paid upon purchase of a GNMA is not guaranteed. The Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMAs which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forgo the opportunity to invest in certain issues of GNMAs which would provide a high current income yield if the Advisor believes that such issues would be subject to a risk of prepayment or loss of principal over the long-term that would outweigh the short-term increment in yield.

Collateralized Mortgage Obligations

Collateralized mortgage obligations ("CMOs") are bonds which are the general obligations of the bond issuer. CMOs may be issued by governmental entities, such as the Federal Home Loan Mortgage Corporation (FHLMC), and by non-governmental entities, such as banks and other mortgage lenders. CMOs generally are secured by collateral consisting of individual mortgages or a pool of mortgages. CMOs are not direct obligations of the Government.

FNMA and FHLMC Certificates

Each Fund may invest in pass-through certificates issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Unlike GNMAs, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans.

Nondiversified

There may be risks associated with the Fund being nondiversified. Specificially, since a relatively high percentage of the assets of the Fund may be invested in the obligations of a limited number of issuers, the value of the shares of the Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified fund would be.

Financial Futures, Options, and Other Investment Techniques

The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into currency exchange contracts, or swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund's portfolio to adjust the risk and return characteristics of the Fund's portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's 15% restriction on illiquid securities. See the Statement of Additional Information for more detail about these strategies.

The Fund may enter into repurchase agreements and may purchase securities on a forward or when-issued basis.

In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back at a higher price. These transactions must be fully secured at all times, but they involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral.

Purchasing obligations for future delivery or on a "when-issued" basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The transactions are fully secured at all times.

Foreign Investments

The Fund may invest up to 20% of its assets in securities of foreign issuers, and hedge its foreign securities holdings against anticipated adverse moves in foreign currency exchange rates. The Fund may use either the spot (cash) markets, forward contracts, or currency financial futures and options transactions. It is impossible to forecast with precision the foreign currency values, and the Fund could incur a loss on such currency transactions if the market moves against the position it has taken. Securities of foreign issuers may offer greater potential for capital appreciation or income than the securities of domestic issuers and may involve investment risks that are greater than those inherent in the securities of domestic issuers. Such differences might possibly result from future political and economic developments, disparities in economic systems, and imposition of foreign governmental restrictions. There may also be less publicly available information about a foreign issuer than about a domestic issuer; foreign issuers are not generally subject to uniform auditing, accounting and reporting requirements comparable to those applicable to domestic issuers.

Other Policies

The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes. An explanation of this and the policies below is set forth in the Statement of Additional Information.

The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of $1 billion or more, but only if the value of the securities loaned from a Fund will not exceed one-third of the Fund's assets.

The Fund has  adopted  certain  fundamental  investment  restrictions  which are
discussed  in  detail  in  the  Statement  of  Additional  Information.   Unless
specifically noted otherwise, the investment objective, policies and restrictions of the Fund are fundamental and may not be changed without shareholder approval.

Although U.S. Government-backed obligations in the Fund's portfolio may be guaranteed by the Government, the Fund's net asset value per share and yield are not guaranteed and will change in response to market conditions. There can be no assurance that the Fund will be successful in meeting its investment objective.

YIELD AND TOTAL RETURN

The Fund may advertise yield and total return for each class.

Yield measures the current investment performance for each class of the Fund, that is, the rate of income on its portfolio investments divided by the share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the maximum offering price per share on the last day of that period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds.

Both yield and total return are based on historical results and are not intended to indicate future performance.

Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the class' performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return usually will include the effect of paying the front-end sales charge, in the case of Class A shares. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "overall return" do not reflect deduction of the sales charge. You should consider overall return figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

MANAGEMENT OF THE FUND

The Trust's Board of Trustees supervises the Trust's activities and reviews its contracts with companies that provide it with services.

Calvert Income Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The other series of the Fund are Calvert Strategic Growth Fund and Calvert U.S. Government Fund.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

Portfolio Managers

Investment selections for the Fund are made by Colleen M. Denzler, C.F.A., and Stephen N. Van Order. Ms. Denzler has been with the Calvert Group since 1986, and has been a member of the Portfolio Investment Department since January 1987. She is a member of the Institute of Chartered Financial Analysts and the Washington Society of Investment Analysts. Mr. Van Order joined Calvert Group in October 1992 as the head of the trading desk. He oversees the day-to-day investments and operations of the department and participates in setting market and portfolio strategy. Previously, Mr. Van Order was Director of Long Term Funding at Federal National Mortgage Association (Fannie Mae). In his former capacity, Mr. Van Order was responsible for Fannie Mae's long term borrowing programs, hedging programs and debt marketing program. Both have managed the Fund since early 1995.

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of the Fund's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1994, Calvert Group managed and administered assets in excess of $4.2 billion and more than 200,000 shareholder and depositor accounts.

Calvert Asset Management serves as Advisor to the Fund.

Calvert Asset Management Company, Inc. (the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Advisor has agreed to limit the Fund's expenses to the most restrictive state limitation in effect.

The Advisor receives a fee based on a percentage of the Fund's assets.

For its services during the fiscal year ended September 30, 1994, the Advisor was entitled pursuant to the Investment Advisory Agreement, to receive an investment advisory fee of 0.70% of the Fund's respective average daily net assets.

Calvert Distributors, Inc. serves as underwriter to market the Fund's shares.

Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Fund in several ways which are described here and in the chart below.

An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert
Group  at  800-368-2748  to  receive   information  and  the  required  separate
application.

Alternative Sales Options

The Fund offers two classes of shares:

Class A Shares - Front End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class C shares - Level Load Option

Class C shares are sold without a sales charge at the time of purchase or redemption.

Class C shares have higher expenses

The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to a maximum of 0.50% annually of the average daily net asset value of Class A. The Class C Distribution Plan provides for the payment of an annual distribution fee to CDI of up to 0.75%, plus a service fee of up to 0.25%, for a total of 1.00% of the average daily net assets attributable to their respective classes.

Considerations for deciding which class of shares to buy

Income distributions for Class A shares will probably be higher than those for Class C shares, as a result of the distribution expenses described above. (See also "Total Return.") You should consider Class A shares if you qualify for a reduced sales charge under Class A or if you plan to hold the shares for several years.

Class A Shares

Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                                                 Concession to
                                                  As a % of Net  Dealers as a %
                                   As a % of     Amount Invested   of Amount
Amount of Investment              Offering Price                   Invested

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Less than $50,000                   3.75%             3.90%         3.00%
$50,000 but less than $100,000      3.00%             3.09%         2.25%
$100,000 but less than $250,000     2.25%             2.30%         1.75%
$250,000 but less than $500,000     1.75%             1.78%         1.25%
$500,000 but less than $1,000,000   1.00%             1.01%         0.80%
$1,000,000 and over                 0.00%             0.00%         0.25%*


*For new investments (new purchases but not exchanges) of $1 million or more a broker-dealer will have the choice of being paid a finder's fee by CDI in one of the following methods: (1) CDI may pay a broker-dealer, on a monthly basis for 12 months, an annual rate of 0.30%. Payments will be made monthly at the rate of 0.025% of the amount of the investment, less redemptions; or (2) CDI may pay a broker-dealer 0.25% of the amount of the purchase; however, CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within thirteen months of the time of purchase.

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

Class A Distribution Plan

The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.50% of the average daily net asset value of the Fund's Class A shares to pay expenses associated with the distribution and servicing. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the fiscal year ended September 30, 1994, Class A Distribution Plan expenses for the Fund were 0.06%.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Class C Shares

Class C shares are not available through all dealers. Class C shares are offered at net asset value, without a front-end sales charge or a contingent deferred sales charge. Class C expenses are higher than those of Class A.

Class C Distribution Plan

The Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay dealers and other selling firms quarterly compensation at an annual rate of up to 0.75%, plus a service fee, as described above under "Class A Distribution Plan," of up to 0.25%, of the average daily net asset value of each share sold by such others. For the fiscal year ended September 30, 1994, Class C Distribution Plan expenses were 1.00% for the Fund.

Arrangements with Broker-Dealers and Others

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Fund's Rule 12b-1 Distribution Plan.

Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

HOW TO BUY SHARES
(BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)

Method           New Accounts                     Additional Investments

By Mail          $2,000 minimum                   $250 minimum

                 Please make your check           Please make your check
                 payable to the Fund and          payable to the Fund and
                 mail it with your                mail it with your
                 application to:                  investment slip to:

                 Calvert Group                    Calvert Group
                 P.O. Box 419544                  P.O. Box 419739
                 Kansas City, MO 64179-6542       Kansas City, MO 64105-6739

By Registered, Certified, or Overnight Mail:Calvert Group
                                                  c/o NFDS, 6th Floor
                                                  104 Baltimore
                                                  Kansas City, MO 64105-1807

Through Your Broker            $2,000 minimum         $250 minimum

At the Calvert               Visit the Calvert Branch Office to make investments
Branch Office                by check. See back cover page for location.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER, OR CALVERT GROUP AT 800-368-2745

By Exchange                    $2,000 minimum         $250 minimum
(From your account in another Calvert Group Fund)

When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire                   $2,000 minimum         $250 minimum

By Calvert Money               Not Available for      $50 minimum
Controller*                    Initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

Net asset value per share ("NAV)" refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAVs of each class will vary daily based on the market values of the Fund's investments.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Trustees believes accurately reflects fair value.

The NAV for the Fund is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

Your purchase will be processed at the next offering price based on the next net asset value calculated after your order is received and accepted. If your purchase is received by 4:00 p.m. Eastern time, your account will be credited on the day of receipt. If your purchase is received after 4:00 p.m. Eastern time, it will be credited the next business day. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check does not clear, your purchase will be cancelled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, the Fund can hold payment on redemptions until it is reasonably satisfied that the investment is collected (normally 10 business days). To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee.

Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES

You may exchange shares of the Fund for shares of other Calvert Group Funds.

If your investment goals change, the Calvert Group Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. However, to protect a Fund's performance and to minimize costs, Calvert Group discourages frequent exchanges and may prohibit additional purchases of Fund shares by persons engaged in too many short-term trades. Before you make an exchange from a Fund or Portfolio, please note the following:

Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Fund, and does not apply to trades solely among money market funds.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour yield and prices

Calvert Group has a round-the-clock telephone service that lets existing customers use a push button phone to obtain prices, performance information, account balances, and authorize certain transactions.

Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow one or two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert Group for a Money Controller Application.

Telephone Transactions

Calvert may record all telephone calls.

If you have telephone transaction privileges, you may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services

Complete the "Option" sections of the application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings

Householding   reduces  Fund   expenses  and  saves  paper  and  trees  for  the
environment.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

Tax-Saving Retirement Plans

Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the chart on page _____. Also, reduced sales charges may apply. See "Exhibit A - Reduced Sales Charges."

Individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, or to corporations and their employees.

Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations. Salary reduction pension plans (SAR-SEP
IRAs) are also available to employers with 25 or fewer employees.

403(b)(7)  Custodial  Accounts:   available  to  employees  of  most  non-profit
organizations and public schools and universities.

SELLING YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See the chart below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the first or second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Minimum account balance is $1,000.

Please maintain a balance in your account of at least $1,000, per class. If, due to redemptions, the account falls below $1,000, or you fail to invest at least $1,000, your account may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000 minimum.

HOW TO SELL YOUR SHARES

By Mail To:
Calvert Group
P.O. Box 419544
Kansas City, MO
64179-6544

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of
Registration                                         Requirements

Corporations, Associations    Letter of instruction and a corporate resolution,
                              signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is notregistered on your account, provide a copy of the trust document, certified within the last 60 days.)
By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to an address or bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions" on page ___.

Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. (Eastern time). Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) regular checks for a fixed amount sent to you on the 15th of each month simply by sending a letter with all the information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature-guaranteed.

Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each year, the Fund distributes substantially all of its net investment income and capital gains to shareholders.

Dividends from the Fund's net investment income are declared and paid on a monthly basis. Net investment income consists of the interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of the Fund's net short-term capital gains (treated as dividends for tax purposes) and its net long-term capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are generally anticipated to be higher for Class A shares.

Dividend and Distribution Payment Options.

Dividends and any distributions are automatically reinvested in the same Portfolio at net asset value (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions may be automatically invested in an identically registered account with the same account number in any other Calvert Group Fund at net asset value. If reinvested in the same Fund account, new shares will be purchased at net asset value on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"Buying a Dividend"

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and capital gain distributions paid to you by the Fund during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the three months prior are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares.

You may realize a capital gain or loss when you sell or exchange shares.

If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the date of and proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes. Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires the Fund to withhold 31% of your dividends and certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

EXHIBIT A

REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation. The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent. If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the Statement of Additional Information.

Group Purchases. If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and
(iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k). There is no sales charge on shares purchased for the benefit of a retirement plan under Section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under Section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least 200 eligible employees. Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under Section 401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that a) its 401(k) plan has at least 200 eligible employees; or b) the cost or current value of shares the plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to:
Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances. There is no sales charge on shares of any fund (portfolio or series) of the Calvert Group of Funds sold to (i) current and retired members of the Board of Trustees/Directors of the Calvert Group of Funds, (and the Advisory Council of the Calvert Social Investment Fund); (ii) directors, officers and employees of the Advisor, Distributor, and their affiliated companies; (iii) directors, officers and registered representatives of brokers distributing the Fund's shares; and immediate family members of persons listed in (i), (ii), and (iii), above; (iv) dealers, brokers, or registered investment advisors that have entered into an agreement with CDI providing specifically for the use of shares of the Fund (Portfolio or Series) in particular investment programs or products (where such program or product already has a fee charged therein) made available to the clients of such dealer, broker, or registered investment advisor; (v) trust departments of banks or savings institutions for trust clients of such bank or savings institution; and (vi) purchases placed through a broker maintaining an omnibus account with the Fund (Portfolio or Series) and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in Section 401(a) or
Section 403(b) of the I.R.C., and "rabbi trusts."

Established Accounts. Shares of Calvert Income Fund may be sold at net asset value to accounts opened on or before January 12, 1987.

Dividends and Capital Gain Distributions from other Calvert Group Funds. You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge. Dividends and distributions from Calvert Group money market funds used to purchase shares of the Fund are not be subject to the applicable sales charge.

Reinstatement Privilege. If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.

================================================================================


To Open an Account:                               Prospectus
     800-368-2748                                 January 31, 1995
                                                  As Revised September 30, 1995

Yields and Prices:
Calvert Information Network                       THE CALVERT FUND
24 hours, 7 days a week                           CALVERT INCOME FUND
     800-368-2745

Service for Existing Account:
     Shareholders        800-368-2745
     Brokers             800-368-2746

TDD for Hearing-Impaired:
                         800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

================================================================================

Table of Contents

Fund Expenses
Financial Highlights
Investment Objective and Policies
Yield and Total Return
Management of the Fund
SHAREHOLDER GUIDE:
Alternative Sales Options
How to Buy Shares
Net Asset Value
When Your Account Will Be Credited
Exchanges
Other Calvert Group Services
Selling Your Shares
How to Sell Your Shares
Dividends, Capital Gains and Taxes
Exhibit A - Reduced Sales Charges

                                The Calvert Fund                Exhibit 17 (c)


                      Statement of Additional Information
                                January 31, 1995


INVESTMENT ADVISOR                          TRANSFER AGENT
Calvert Asset Management Company, Inc.      Calvert Shareholder Services, Inc.
4550 Montgomery Avenue                      4550 Montgomery Avenue
Suite 1000N                                 Suite 1000N
Bethesda, Maryland 20814                    Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS                     PRINCIPAL UNDERWRITER
Coopers & Lybrand, L.L.P.                   Calvert Distributors, Inc.
217 Redwood Street                           (effective 3/1/95)
Baltimore, Maryland 21202-3316              4550 Montgomery Avenue
                                            Suite 1000N
                                            Bethesda, Maryland 20814


 TABLE OF CONTENTS


Investment Objectives
and Policies                                            1
Investment Restrictions 9 Dividends and Taxes          10
Calculation of Yield and
Total Return                                           12
Net Asset Value                                        13
Purchase and  Redemption
of Shares                                              14
Reduced   Sales  Charges
(Class A)                                              14
Advertising                                            14
Trustees and Officers                                  15
Investment Advisor                                     17
Method of Distribution                                 17
Transfer             and
Shareholder    Servicing
Agent                                                  19
Portfolio Transactions                                 19
Independent  Accountants
and Custodians                                         20
General Information                                    20
Financial Statements                                   21
Appendix                                               22

-------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION-January 31, 1995



                                THE CALVERT FUND

                          Calvert U.S. Government Fund
                               Calvert Income Fund
                4550 Montgomery Avenue, Bethesda, Maryland 20814


-------------------------------------------------------------------------------
New Account      (800)   368-2748            Shareholder        (800)  368-2745
-------------------------------------------------------------------------------
Information:     (301)   951-4820            Services:          (301)  951-4810
Broker           (800)   368-2746            TDD for the Hearing-
===============================================================================
Services:        (301)   951-4850            Impaired:          (800)  541-1524


This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated January 31, 1995, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.


===============================================================================

                       INVESTMENT OBJECTIVES AND POLICIES

Calvert U.S. Government Fund pursues its objective of providing high current income consistent with safety of principal by investing in a professionally managed portfolio consisting primarily of U.S. Government-backed obligations. There is no limitation on the maturity of obligations in which Calvert U.S. Government Fund may invest.

Calvert Income Fund seeks to maximize long-term income to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities of investment grade quality. The Fund may invest in debt securities backed by the full faith and credit of the U.S. Government, such as Government National Mortgage Association ("GNMA") certificates, and may also invest in other debt securities such as collateralized mortgage obligations.

Each Fund offers investors the opportunity to invest in a professionally managed securities portfolio which may be more diversified, stable and liquid than might be obtainable by an investor on an individual basis. There can be, of course, no assurance that any Fund will be successful in meeting its investment objective.

Collateralized Mortgage Obligations

Calvert U.S. Government Fund and Calvert Income Fund may, in pursuit of their investment objectives, invest in collateralized mortgage obligations. Collateralized mortgage obligations ("CMOs") are fully-collateralized bonds which are general obligations of the issuer of the bonds. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMOs. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool or mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Thus there should be sufficient collateral to secure the CMOs that remain outstanding even if the issuer does not supply additional collateral. FHLMC has introduced a CMO which is a general obligation of FHLMC.
This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

CMOs are not direct obligations of the U.S. Government. However, Calvert U.S. Government Fund will purchase only those CMOs which are U.S. Government-backed obligations, in that they are fully collateralized by mortgages (such as those insured by the Federal Housing Administration or guaranteed by the Veterans Administration) or mortgage-related obligations (such as GNMA, FNMA or FHLMC Certificates) which are issued or guaranteed by the United States Government, its agencies, or its instrumentalities.

U.S. Government-Backed Obligations

Calvert U.S. Government Fund and Calvert Income Fund may, in pursuit of their investment objectives, invest in Ginnie Maes, Fannie Maes, Freddie Macs, U.S. Treasury obligations, and other U.S. Government-backed obligations.

Ginnie Maes. Calvert U.S. Government Fund and Calvert Income Fund may invest in Ginnie Maes. Ginnie Maes, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due. Fannie Maes and Freddie Macs.

Fannie Maes and Freddie Macs are issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), respectively. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years ) and U.S. Treasury bonds (generally having maturities greater than ten years).

Other U.S. Government Obligations. Each Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Repurchase Agreements


Each Fund may, in pursuit of its investment objectives, purchase securities subject to repurchase agreements. Repurchase agreements are transactions in which a person purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price. The seller's obligation is secured by the underlying security. The repurchase price reflects the initial purchase price plus an agreed upon market rate of interest. While an underlying security may bear a maturity in excess of one year, the term of the repurchase agreement is always less than one year. Repurchase agreements not terminable within seven days will be limited to no more than 10% of each Fund's assets. Repurchase agreements are short-term money market investments, designed to generate current income.

Each Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor.

Each Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due to the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

Non-Investment Grade Debt Securities


Calvert Income Fund may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's), subject to the Fund's investment policy which provides that the Fund may not invest more than 20% of its assets in securities rated below BBB by either rating service, or in unrated securities determined by the Advisors to be comparable to securities rated below BBB by either rating service. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Options and Futures Contracts

Covered Options. Calvert U.S. Government Fund may, in pursuit of its investment objectives, engage in the writing of covered call options and secured put options against U.S. Government-backed obligations and in a variety of other investment techniques seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures. The Fund will not engage in such transactions for the purpose of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Covered Options on Debt Securities. Calvert U.S. Government Fund may write "covered options" on debt securities in standard contracts traded on national securities exchanges and in the over-the-counter market. At present, exchange-traded options are available only on U.S. Treasury bills, notes and bonds. The Fund will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

The Fund may write only "covered options." This means that, in the case of call options, so long as each Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain with a securities depository U.S. Treasury obligations with a market value equal to or greater than the exercise price of the option.

The Fund will not engage in options or futures transactions unless it receives appropriate regulatory approvals permitting the Fund to engage in such transactions. The Fund observes the following operating policy, which may be changed without the approval of a majority of the outstanding shares: The Fund will not invest in options and futures contracts if as a result more than 5% of its assets would be so invested or if the aggregate market value of the futures contracts it holds would exceed 30% of the market value of its total assets.

Calvert Income Fund may, in pursuit of its investment objectives, write "covered call options" in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Fund continues to own the securities covering each call option until the call option has been exercised or until the Fund has purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and (2) the market value of all securities covering call options in the Fund does not exceed 20% of the market value of the Fund's total assets. Calvert Income Fund anticipates that the market value of securities covering call options will not exceed 5% of assets during the coming year.

Characteristics of Covered Options. When a Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of each Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.

When Calvert U.S. Government Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

Each Fund purchases securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

Each Fund will purchase a put or call option only when engaging in a "closing purchase transaction" that is, the purchase of a put or call option on the same security with the same exercise price and expiration date as a covered put or call option the Fund has previously written. Of course, there is no assurance that the Fund will be able to secure a favorable price in effecting such a transaction, and circumstances might require that it hold a security it otherwise might have sold.

Each Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.

Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium the Fund received when it initially wrote the option, in which case a short-term capital loss will result. If the purchaser exercises a put or call option, the Fund will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale. To preserve each Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is each Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of each Fund's annual gross income.

Risks Related to Options Transactions. A Fund can close out its positions in exchange traded options only on an exchange which provides a secondary market in such options. Although each Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. Exchange markets in options on U.S. Government securities are relatively new and it is difficult to accurately predict the extent of trading interest that may develop with respect to such options. This might prevent a Fund from closing an options position, which could impair the Fund's ability to hedge its portfolio effectively. Also, a Fund's inability to close out a call position may have an adverse effect on its liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

Interest Rate Futures Transactions. A change in the general level of interest rates will affect the market value of debt securities in a Fund's portfolio. Calvert U.S. Government Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon purchasing or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with each Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.

Futures contracts have been designed by boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). As a series of a registered investment company, each Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that the Fund invest in futures only for hedging purposes and that the Fund commit no more than 5% of the fair market value of its assets to commodity interest trading. Futures contracts trade on contract markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills, and three-month domestic bank certificates of deposit.

The purchase and sale of futures contracts is for the purpose of hedging each Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA Certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if a Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk it might be possible to accomplish the same result easily and quickly.

Options on Futures Contracts. Calvert U.S. Government Fund may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract a long position if the option is a call and a short position if the option is a put at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options which it purchases. In connection with such options which it writes, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Purchase of Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund's portfolio of debt securities against the risk of declining prices.

Purchase of Call Options on Futures Contracts. The purchase of call options on futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a futures contract and is used to protect against a market advance when the Fund is not fully invested.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the debt securities which are deliverable upon exercise of the futures contracts. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of debt securities.

Writing Put Options on Futures Contracts. The writing of put options on futures contracts is analogous to the purchase of futures contracts. If an option is exercised, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. The success of a hedging strategy depends on the Advisor's ability to predict the direction of interest rates and other economic factors. Correlation is imperfect between movements in the prices of futures or options contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. If a Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice versa), the Fund may suffer a greater loss than if it had not hedged. However, the value of a diversified portfolio such as a Fund's will tend to move in the direction of the market generally.

A Fund can close out its futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although each Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. To partially or completely offset losses on futures contracts, the Fund will normally hold the securities against which the futures positions were taken until the futures positions can be closed out, so that the Fund receives the gain (if any) from the portfolio securities. This might have an adverse effect on the Fund's overall liquidity.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. A Funds ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its position. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Restricted Securities

Calvert Income Fund may invest in restricted (privately placed) securities and other securities which are not readily marketable. Such securities may offer greater potential for capital appreciation or income than non-restricted securities. The Fund may not invest in such securities if, at the time of acquisition, such investment would cause the total percentage of restricted or non-readily marketable securities in the Fund to exceed 10% of its total assets.

Restricted securities may be sold only in privately negotiated transactions, in a public offering for which a registration statement is in effect under the Securities Act of 1933 (the "Act") or, where applicable, pursuant to Rule 144A of the Act. If registration is required to effect sales of the security the Fund may be obligated to bear all or part of the registration expenses and wait until the appropriate registration statement becomes effective before it makes the sale. If adverse market conditions develop during such a period, the Fund may not be able to obtain as favorable a price as that prevailing when it decided to sell. The Fund's investments in restricted securities are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees. In determining fair value, the market price of comparable securities, if any, the book value per share, and other intrinsic financial information regarding the issuer and the securities will be taken into consideration. If, as a result of the appreciation in value of restricted securities or the depreciation in value of unrestricted securities, either Fund's proportion of such assets should exceed 10% of the value of its assets, the Board will take appropriate steps to protect liquidity.

Loans of Portfolio Securities


Each Fund may lend the securities from its portfolio to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills, the amount of collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice, at any time. Each Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities. Each Fund may make loans of its securities only if the value of the securities loaned from the Fund will not exceed one-third of the Fund's assets.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuer on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their deliveries of such securities. As with any extension of credit there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, each Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on such terms as the Advisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund; any gain or loss in the market value of the security during the loan period will inure to the Fund. The Fund may pay reasonable custodial fees in connection with the loan.

International Money Market Instruments

Calvert Income Fund may, in pursuit of its investment objective, invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. Such obligations are not insured by the Federal Deposit Insurance Corporation. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and each Fund may be subject to the risks associated with the holding of such property overseas.

The obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may be general obligations of the parent bank in addition to being obligations of the issuing branch, or may be limited to being an obligation of the issuing branch by the terms of the specific obligation or by government action or regulation. Obligations which are limited to being obligations of the issuing branch may involve greater risks than obligations which are generally obligations of the parent bank in addition to being obligations of the issuing branch.

The Fund will carefully consider these factors in making such investments and will invest no more than 25% of the value of its assets in U.S.
dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks.

Bond Ratings

Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:

Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.

C/C: This rating is only for no-interest income bonds.

D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether an issuer's commercial paper is rated A-1, A-2, or A-3.

Issuers rated Prime-1 by Moody's Investors Service, Inc., are considered to have superior capacity for repayment of short-term promissory obligations. Such repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


                            INVESTMENT RESTRICTIONS


The Calvert Fund has adopted the following investment restrictions and fundamental policies. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. Shares have equal rights as to voting, except that only shares of a series are entitled to vote on matters, such as changes in investment objective, policies or restrictions, affecting only that series.

None of the Funds may:

         1.       Purchase   securities   of  any  issuer  (other  than
         obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.
         2. Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.
         3. Purchase more than 10% of the outstanding voting securities of any issuer. In addition, all series of The Calvert Fund may not together purchase more than 10% of the outstanding voting securities of any issuer.
         4. Make loans (other than loans of its portfolio securities, loans through the purchase of money market instruments and repurchase agreements, or loans through the purchase of bonds, debentures or other debt securities of the types commonly offered privately and purchased by financial institutions). The purchase of a portion of an issue of publicly distributed debt obligations shall not constitute the making of loans.
         5.       Underwrite the securities of other issuers.
         6. Purchase securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market or which are repurchase agreements not terminable within seven days if more than 10% of the value of any Fund's net assets would be invested in such securities.
         7. Purchase from or sell to any of the Fund's officers or Trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
         8. Issue senior securities or borrow money, except from banks as a temporary measure for extraordinary or emergency purposes and then only in an amount up to 10% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. The writing of covered call options is not considered issuing a senior security. In order to secure any such bank borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets and then in an amount not greater than 15% of the value of its total assets. The Fund will not borrow for leverage purposes and investment securities will not be purchased while any borrowings are outstanding.
         9. Make short sales of securities, purchase any securities on margin, or invest in warrants.
         10. Write, purchase or sell puts, straddles or spreads, or combinations thereof; provided, however, that Calvert
         U.S. Government Fund may write cash secured put options and engage in closing purchase transactions to the extent permitted by their investment objectives and policies.
         11. Purchase or retain the securities of any issuer if any officer or Trustee of the Fund or its Investment Advisor owns beneficially more than 1/2 of 1% of the securities of such issuer or if together such individuals own more than 5% of the securities of such issuer.
         12. Invest for the purpose of exercising control or management of another issuer.
         13. Invest in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and may invest in the securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
         14. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.
         15.      Purchase   the   securities   of   other   investment
         companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplicaton of advisory fees.
         16. Purchase the securities of companies which have a record of less than three years' continuous operation if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.


Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after and results from an acquisition of securities or utilization of assets.


                              DIVIDENDS AND TAXES


Calvert U.S. Government Fund and Calvert Income Fund declare and pay dividends from net investment income on a monthly basis. Net investment income consists of the interest income earned (adjusted for amortization of original issue or market discounts or premiums) and dividends declared and paid on investments, less expenses. Distributions of net capital gains, if any, are normally declared and paid by each Fund once a year; however, the Funds do not intend to make any such distributions from securities profits unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes.

Under the backup withholding provisions of the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to withhold 31% of any dividends and capital gains distributions, and 31% of each redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, each Fund is required under the broker reporting provisions of the Tax Equity and Fiscal Responsibility Act of 1982 to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes, nor to excise tax under the Tax Reform Act of 1986 (the "Act"), to the extent its earnings are distributed.

Dividends and distributions are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out in cash, or invested at net asset value in another Calvert Group Fund.

Distributions from realized net short-term capital gains, as well as dividends from net investment income, are currently taxable to shareholders as ordinary income.

Net long-term capital gains distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long-term or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.

Dividends and distributions are taxable regardless of whether they are reinvested in additional shares of a Fund or not. A shareholder may also be subject to state and local taxes on dividends and distributions from each Fund. Each Fund will notify shareholders each January as to the federal tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous fiscal year.


                     CALCULATION OF YIELD AND TOTAL RETURN

Yield


Each Fund may advertise its "yield" from time to time. Yield quotations are calculated separately for each class, are historical, and are not intended to indicate future performance. "Yield" quotations for each class refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement ), divided by the average daily number of outstanding shares for that class which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Each Fund's yield by class is computed according to the following formula:

                              Yield = 2[(a-b/cd + 1)6 - 1]


where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Fund's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating each Fund's performance in meeting its investment objective.


                                                     Yield (Class A shares)
                                                      30 Day Period Ended
              Fund                                    September 30, 1994


              Calvert U.S. Government Fund             5.94%
              Calvert Income Fund                      6.89%

                                                       Yield (Class C shares)
                                                       30 Day Period Ended
              Fund                                     September 30, 1994


              Calvert U.S. Government Fund              4.88%
              Calvert Income Fund                       6.26%



Total Return


Each Fund may also advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge for Class A shares, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:


                                P(1 + T)n = ERV


where P = a hypothetical initial payment of $1,000 (less the maximum sales charge imposed during the period calculated); T = total return; n = number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Fund's maximum sales charge, except quotations of "overall return" which do not deduct the sales charge, and "actual return" which reflect deduction of sales charge only for those periods when a sales charge was actually imposed. Thus, in the above formula, for overall return, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial payment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Overall return should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.

Overall and total return for the Funds' Class A shares for the periods indicated are as follows:



Periods Ended
September 30, 1994                          Overall Return     SEC Total Return


Calvert Income Fund

One year                                    -6.94%                   -10.44%
Five years                                   7.42%                     6.60%
Ten years                                   10.42%                    10.00%


Periods Ended
September 30, 1994                          Overall Return     SEC Total Return


Calvert U.S. Government Fund

One year                                    -5.19%                    -8.74%
Five years                                   6.53%                     5.71%
From inception<F1>                           7.04%                     6.55%

<F1>May 22, 1986


Total return for the Fund's  Class C shares from March 1, 1994 to September  30,
1994  was  -5.47%  and  -3.58%  for  the  Income  and  U.S.   Government  Funds,
respectively.

                                NET ASSET VALUE


The net asset value per share of each Fund, the price at which shares are redeemed, is determined every business day as of 4:00 p.m., Eastern time, and at such other times as may be appropriate or necessary. The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each Fund's net asset value per share is computed separately for each class by dividing the value of its total assets, less its liabilities, by the total number of shares outstanding. Portfolio securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days are valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available are fairly valued by the Advisor in good faith under the supervision of the Board of Trustees.

                       PURCHASE AND REDEMPTION OF SHARES


Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.

Amounts redeemed by check redemption may be mailed to the investor without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.

Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.

Existing shareholders who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice either to the broker through which the shares were purchased or to the Fund with a voided check from the bank account to receive the redemption proceeds. New wiring instructions may be accompanied by a voided check in lieu of a signature guarantee. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.

The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of the written or telephone redemption request. If the investor so instructs in the redemption request, the check will be mailed or the redemption proceeds wired to a predesignated account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.

The right of redemption of Fund shares may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day but in no event later than seven days after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

                        REDUCED SALES CHARGES (CLASS A)


Calvert  U.S.  Government  Fund and Calvert  Income Fund  impose  reduced  sales charges  for  Class A  shares  in  certain  situations  in which  the  Principal
Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.

When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

                                  ADVERTISING

The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.

The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.


                             TRUSTEES AND OFFICERS


RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania. The Family Health Council is a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, and Calvert World Values Fund.
Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.

FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Abrams, Blatz, Gran, Hendricks & Reina, P.A. Address: 900 Oak Tree Road, South Plainfield, New Jersey 07080.

FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a physician. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania.
Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.

2 CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.

DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.

PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is a principal of Gavian De Vaux Associates, an investment banking firm. He was formerly President of Corporate Finance of Washington, Inc. Address: 1953 Gallows Road, Suite 130, Vienna, Virginia 22201.

JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.

ARTHUR J. PUGH, Trustee. Mr. Pugh was formerly Executive Vice President of the Council of Better Business Bureaus, Inc. He also serves as a Director of Acacia Federal Savings Bank. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.

1 DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. He was formerly Managing Director, Fixed Income Division, of Donaldson, Lufkin & Jenrette Securities Corporation. Address: Box 93, Chelsea, Vermont 05038.

1 D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. Address: 1715 18th Street, N.W., Washington, D.C. 20009.

1 CLIFTON S. SORRELL, JR., President and Trustee. Mr. Sorrell serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. He is a trustee/director of each of the investment companies in the Calvert Group of Funds.

1 RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.

1 ROBERT L. BENNETT, Vice President. Mr. Bennet is a Director of Calvert Group, Ltd. and its subsidiaries, President of Calvert Shareholder Services, Inc., and Executive Vice President of Calvert Group, Ltd. He is an officer of each of the investment companies in the Calvert Group of Funds.

1 RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds.

1 WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries.

1 EVELYNE S. STEWARD, Vice President. Ms. Steward is Senior Vice President of Calvert Group, Ltd.

1 DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc. and is an officer of each of the other investment companies in the Calvert Group of Funds.

3 SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd., and its subsidiaries and is an officer of each of the other investment companies in the Calvert Group of Funds.

1 BETH-ANN ROTH, Esq., Assistant Secretary. Ms. Roth is Associate General Counsel of Calvert Group, Ltd., and its subsidiaries and is an officer of each of the other investment companies in the Calvert Group of Funds.

2Officers and trustees deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of of their affiliation with the Fund's Advisor.

3Officers and trustees deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of of their affiliation with the Fund's Advisor.


Each of the above named trustees and officers is a trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey, Silby and Sorrell are among the Trustees, Acacia Capital Corporation, of which only Messrs. Sorrell, Blatz, Diehl and Pugh are among the Directors, and Calvert World Values Fund, Inc., of which only Messrs. Guffey, Silby, and Sorrell are among the Directors. The address of Trustees and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of the Fund's outstanding shares.

The Board's Audit Committee is composed of Messrs. Baird, Blatz, Feldman, and Pugh. The Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Guffey, Rochat, Silby and Sorrell.

During fiscal 1994, trustees of the Fund not affiliated with the Fund's Advisor were paid $1,018 and $4,382 by Calvert U.S. Government Fund and Calvert Income Fund, respectively. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,250 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1200 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.

Trustees of the Fund not affiliated with the Fund's Advisor ("noninterested persons") may elect to defer receipt of all or a percentage of their annual fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.


                               INVESTMENT ADVISOR


The Calvert Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").

The Advisory Contract between The Calvert Fund and the Advisor will remain in effect until January 3, 1996, and from year to year thereafter, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.

Under the Contract, the Advisor provides investment advice to The Calvert Fund and oversees the day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of 0.60% of the Calvert U.S. Government Fund's average daily net assets and 0.70% of the average daily net assets of Calvert Income Fund.

The Advisor provides the Funds with investment advice and research, office space, administrative services, furnishes executive and other personnel to the Funds, pays the salaries and fees of all trustees who are affiliated persons of the Advisor, and pays all Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Funds pay all other operating expenses, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. However, the Advisor has agreed to reimburse each Fund for all expenses (excluding brokerage, taxes, interest, Distribution Plan expenses, and extraordinary items) exceeding, on a pro rata basis, the most restrictive state expense limitation in effect, currently 2.5% of the first $30 million of the Funds' average daily net assets, 2.0% of the next $70 million of such assets, and 1.5% of such assets in excess of $100 million.

For the fiscal years ended September 30, 1992, 1993, and 1994, Calvert U.S. Government Fund paid advisory fees of $76,486, $59,191, and $51,137, respectively. Calvert Income Fund paid advisory fees for the same period of $275,176, $330,336, and $351,249, respectively.


                             METHOD OF DISTRIBUTION


Each Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreements, CDI is entitled to receive a distribution fee from Calvert U.S. Government Fund and Calvert Income Fund of 0.25% of each Fund's Class A average daily net assets, and 1.00% of each Fund's Class C average daily net assets. For Class A shares, CDI also receives the portion of the sales charge in excess of the dealer reallowance.

For the fiscal years ended September 30, 1992 and 1993, Calvert U.S. Government Fund paid no Class A Distribution Plan expenses. In 1994, the Fund paid Class A Distribution Plan expenses of $10,102. For the seven months ended September 30, 1994, Class C Distribution Plan expenses totaled $807. For the same fiscal years, CDI received net sales charges of $22,264, $22,726, and $14,697, respectively.

For the fiscal years ended September 30, 1992 and 1993, Calvert Income Fund paid no Class A Distribution Plan expenses. In 1994, the Fund paid Class A Distribution Plan expenses of $29,833. For the seven months ended September 30, 1994, Class C Distribution Plan expenses totaled $1,102. CDI received net sales charges of $53,757, $69,629, and $87,105, for the fiscal years ended September 30, 1992, 1993, and 1994, respectively.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, The Calvert Fund has adopted a Distribution Plan which permits each Fund to pay certain fees associated with the distribution of its shares. Such fees for Class A shares may not exceed, on an annual basis, 0.25% of the average daily net assets of Calvert U.S. Government Fund and Calvert Income Fund. Expenses under the Fund's Class C Plan may not exceed, on an annual basis, 1.00% of the Fund's Class C average daily net assets.

The Calvert Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution fee. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.

The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above.

The Plans will continue in effect until January 3, 1996, if not sooner terminated in accordance with its terms. Thereafter, the Plans will continue in effect for successive one-year periods provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.

Apart from the Plans, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.



                    TRANSFER AND SHAREHOLDER SERVICING AGENT


Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts. For these services, Calvert Shareholder Services, Inc., receives a fee based on the number of shareholder accounts and the number of shareholder transactions.

For its fiscal years ended September 30, 1992, 1993, and 1994, Calvert U.S. Government Fund paid Calvert Shareholder Services, Inc. fees of $18,250, $20,638, and $21,123, respectively. For its fiscal years ended September 30, 1992, 1993, and 1994, Calvert Income Fund paid Calvert Shareholder Services, Inc. fees of $52,638, $59,504, and $64,339, respectively.


                             PORTFOLIO TRANSACTIONS



Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Advisor under the direction and supervision of the Board of Trustees.

Each Fund's policy is to limit portfolio turnover to transactions necessary to carry out its investment policies and to obtain cash redemption of its shares. Depending upon market conditions, each Fund's turnover expressed as a percentage may in some years exceed 100%, but is not expected to exceed 200%. For the years ended September 30, 1992, 1993, and 1994, the portfolio turnover rates of Calvert U.S. Government Fund were 0%, 191%, and 99%, respectively. For the years ended September 30, 1992, 1993, and 1994, the portfolio turnover rates of Calvert Income Fund were 18%, 25%, and 34%, respectively.

In all transactions, the Fund seeks to obtain the best price and most favorable execution and selects broker-dealers on the basis of their professional capability and the value and quality of their services. Broker-dealers may be selected who provide the Funds with statistical, research, or other information and services. Such broker-dealers may receive compensation for executing portfolio transactions that is in excess of the compensation another broker-dealer would have received for executing such transactions if the Advisor determines in good faith that such compensation is reasonable in relation to the value of the information or services provided. Although any statistical, research or other information or services provided by broker-dealers may be useful to the Advisor, its dollar value is generally indeterminable and its availability or receipt does not materially reduce the Advisor's normal research activities or expenses.

During the fiscal years ended September 30, 1992, 1993, and 1994, no brokerage commissions were paid by Calvert U.S. Government Fund or Calvert Income Fund to broker-dealers that provided the Fund's Advisor or Sub-Advisor with research or other services. No commissions were paid to any officers or trustees of The Calvert Fund or any of their affiliates during the last three fiscal years.


                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS


Coopers & Lybrand, L.L.P., has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1995. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, currently serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.


                              GENERAL INFORMATION


The Calvert Fund (the "Trust") was organized as a Massachusetts business trust on March 15, 1982. The Calvert Fund's series include Calvert Income Fund,
Calvert U.S. Government Fund, Calvert Short-Term U.S. Government Fund, and Calvert Strategic Growth Fund. The Calvert Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Funds offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Funds, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Funds will send shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Funds' investment securities, assets and liabilities, income and expenses, and changes in net assets.

The Prospectus and this Statement of Additional Information do not contain all the information in the Trust's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.


                              FINANCIAL STATEMENTS


Each Fund's audited financial statements included in its Annual Report to Shareholders dated September 30, 1994, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling The Calvert Fund.


                                    APPENDIX

                                LETTER OF INTENT

Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

I intend to invest in the shares of: (Fund or Portfolio name*)during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000  __ $100,000  __ $250,000  __ $500,000  __ $1,000,000


*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.


Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.
From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.
If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



___________________                                     ______________________
Dealer                                                  Name of Investor(s)


By__________________                                    ______________________
Authorized Signer                                       Address


_____________________                                  _______________________
Date                                                   Signature of Investor(s)


_____________________                                  _______________________
Date                                                   Signature of Investor(s)

                         Supplement to The Calvert Fund
           Statement of Additional Information dated January 31, 1995

                     Date of Supplement: September 30, 1995

Insert above Divdends and Taxes on Page 12 of the Statement of Additional. Any previous reference to the Income Fund's Investment Restrictions are replaced by the following:

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Calvert Income Fund ("Fund") has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are represented.

         The Fund may not:

         (1) With respect to 75% of the Funds assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

         (2) Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.

         (3) With respect to 75% of the Funds assets, purchase more than 10% of the outstanding voting securities of any issuer. In addition, all series of the Calvert Fund may not together purchase more than 10% of the outstanding voting securities of any issuer.

         (4) Make loans (other than loans of its portfolio securities, loans through the purchase of money market instruments and repurchase agreements, or loans through the purchase of goods, debentures or other debt securities of the types commonly offered privately and purchased by financial institutions). The purchase of a portion of an issue of publicly distributed debt obligations shall not constitute the making of loans.

         (5)      Underwrite the securities of other issuers.

         (6) Purchase from or sell to any of the Funds Officers or Trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund.

         (7) Issue senior securities or borrow money except from banks as a temporary measure for extraordinary or emergency purposes and then only in an amount up to 10% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. The writing of covered call options is not considered issuing a senior security. In order to secure any such borrowing under this section, the Fund may pledge, mortgage or hypothecate its assets and then in an amount not greater than 15% of the value of its total assets. The Fund will not borrow for leverage purposes and investment securities will not be purchased while any borrowings are outstanding.

         (8) Purchase or retain the securities of any issuer if any Officer or Trustee of the Fund or its Investment Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer or if together such individuals own more than 5% of the securities of such issuer.

         (9) Invest in interests in oil, gas, or other mineral, exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

         (10) Purchase the securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees.

         (11) Purchase the securities of companies which have a record of less than three years' continuous operation if, as a result, more than 5% of the value of the Funds' total assets would be invested in securities of such issuer.


         (12) Purchase or sell physical commodities except that it may enter into futures contracts and options thereon.

         (13) Invest in real estate, although it may invest in securities which are secured by real estate or real estate mortgages and may invest in the securities of issuers which invest or deal in real estate or real estate mortgages.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the following operation (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

         (1) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bonafide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value.

         (2) Invest in pots, calls, straddles, spread, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information, as each may from time to time be amended.

         (3) Effect short sales or securities, except if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.


         (4) Purchase securities on margin, except (1) for use of short-term credit necessary for clearance of purchases and sales of portfolio securities and (2) it may make margin deposits in connection with futures contracts or options on futures or other permissible investments.

         (5) Invest more than 35% of its net assets in non-investment grade debt securities.

         (6) Invest more than 20% of its assets in the securities of foreign issuers.

         (7) Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities.